   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 25, 1998


                                                              FILE NO. 33-22821

                                                              FILE NO. 811-5601
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 26         /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940         / /
                                AMENDMENT NO. 27                /X/


                            ------------------------

                     SEI INSTITUTIONAL INTERNATIONAL TRUST
                     (formerly, "SEI International Trust")
               (Exact name of registrant as specified in charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734


                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)


                                   COPIES TO:


          Richard W. Grant, Esquire              John H. Grady, Jr.
          Morgan, Lewis & Bockius LLP            Morgan, Lewis & Bockius LLP
          2000 One Logan Square                  2000 One Logan Square
          Philadelphia, PA 19103                 Philadelphia, PA 19103


                            ------------------------

Title of Securities Being Registered................Units of Beneficial Interest

    It is proposed that this filing become effective (check appropriate box)


   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   /X/     on January 27, 1999 pursuant to paragraph (a) of Rule 485.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              SEI
              INSTITUTIONAL
              INTERNATIONAL
              TRUST
                                 CLASS A SHARES
                                 CLASS D SHARES

                                   PROSPECTUS
                                JANUARY 31, 1999

           ---------------------------------------------------------

                           INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                        INTERNATIONAL FIXED INCOME FUND
                           EMERGING MARKETS DEBT FUND
           ---------------------------------------------------------

                             INVESTMENT ADVISERS:
                     SEI INVESTMENTS MANAGEMENT CORPORATION
                         STRATEGIC FIXED INCOME, L.L.C.

                                 SUB-ADVISERS:
                         ACADIAN ASSET MANAGEMENT, INC.
                         CAPITAL GUARDIAN TRUST COMPANY
               CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED
                    CREDIT SUISSE ASSET MANAGEMENT, LIMITED
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                        PARAMETRIC PORTFOLIO ASSOCIATES
                     SALOMON BROTHERS ASSET MANAGEMENT INC.
                 SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED
                       SG PACIFIC ASSET MANAGEMENT, INC.
                    SGY ASSET MANAGEMENT (SINGAPORE) LIMITED
                     SG YAMAICHI ASSET MANAGEMENT CO., LTD.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
          DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.

                IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Institutional
    International Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors. This prospectus gives you important information about the Class A and Class D Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

     INTERNATIONAL EQUITY FUND.............................................2
     EMERGING MARKETS EQUITY FUND..........................................4
     INTERNATIONAL FIXED INCOME FUND.......................................6
     EMERGING MARKETS DEBT FUND............................................8
     THE FUNDS' PRINCIPAL INVESTMENTS.....................................10
     THE ADVISERS AND SUB-ADVISERS........................................10
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................13
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................18
     FINANCIAL HIGHLIGHTS.................................................19
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INTERNATIONAL
     TRUST........................................................Back Cover

---------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION

STRATEGIES: Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each portfolio. Some Funds, especially the Emerging Markets Equity and Emerging Markets Debt Funds, will have extremely volatile returns. Because of the historical lack of correlation between various asset classes, an investment in a portfolio of Funds as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for the Funds to ensure that they do not deviate from their stated investment philosophy or process.

INTERNATIONAL INVESTING: Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. For the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds, SIMC and one or more Sub-Advisers manage portions of each Fund's assets. SIMC acts as "manager of managers" for these Funds, and ensures that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, there is no guarantee that a Fund will achieve its goal. SIMC and the Advisers and Sub-Advisers (the "Advisers") make judgments about the stock market, the economy, or companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, we are taking steps to protect Fund investors. These include efforts to ensure that our own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in our Statement of Additional Information.

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist managers, the Fund
                                                    invests in equity securities of foreign companies.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. This price volatility is the principal risk of investing in any Fund.

The Fund is also subject to the risk that its market segment, developed international equity securities, may underperform other equity market segments or the equity markets as a whole.

The Fund invests in securities issued by European issuers. On January 1, 1999, the countries participating in the European Monetary Union (EMU) plan to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets.

                                                       INTERNATIONAL EQUITY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years.*

[BAR CHART]

BEST QUARTER  WORST QUARTER
       %            %




* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998 to those of the Morgan Stanley MSCI EAFE Index.

                                                          SINCE
                                                        INCEPTION
                                                      (DECEMBER 30,
                                     1 YEAR  5 YEARS      1989)
-------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                 %        %           %
-------------------------------------------------------------------
MORGAN STANLEY MSCI EAFE INDEX*           %        %           %
-------------------------------------------------------------------

*AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the shareholders fees and expenses that you may pay if you purchase Fund Shares. You would pay these fees directly from your investment in the Fund.

SHAREHOLDER FEES                          CLASS A SHARES   CLASS D SHARES
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price).*                                     None             5.00%

* THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                          CLASS A   CLASS D
Investment Advisory Fees                   0.51%     0.51%
Distribution and Service (12b-1) Fees       None     0.30%
Other Expenses                             0.80%     0.70%
                                          -------   -------
Total Annual Fund Operating Expenses       1.31%*    1.51%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

INTERNATIONAL EQUITY FUND -- CLASS A  SHARES     1.28%
INTERNATIONAL EQUITY FUND -- CLASS D  SHARES     1.43%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
International Equity Fund
  Class A                         $        $        $        $
International Equity Fund
  Class D                         $        $        $        $

EMERGING MARKETS EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist managers, the Fund
                                                    invests in equity securities of emerging markets
                                                    companies.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging markets countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. This price volatility is one principal risk of investing in any Fund.

The Fund is also subject to the risk that its market segment, emerging markets equity securities, may underperform other equity market segments or the equity markets as a whole.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                                    EMERGING MARKETS EQUITY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year for three years.*

[BAR CHART]

BEST QUARTER  WORST QUARTER
       %            %



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IFC Investible Composite Index.

                                                     SINCE
                                                   INCEPTION
                                                  (JANUARY 17,
                                          1 YEAR     1995)
--------------------------------------------------------------
EMERGING MARKETS EQUITY FUND                   %          %
--------------------------------------------------------------
IFC INVESTIBLE COMPOSITE INDEX*                %          %
--------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                              1.05%
Distribution and Service (12b-1) Fees                  None
Other Expenses                                        1.05%
                                                    -------
Total Annual Fund Operating Expenses                  2.30%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

EMERGING MARKETS EQUITY FUND              1.95%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Emerging Markets Equity Fund      $        $        $        $

INTERNATIONAL FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation and current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist manager, the Fund invests
                                                    in investment grade fixed income securities of
                                                    foreign government and corporate issuers.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The International Fixed Income Fund invests primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Fund is also subject to the risk that its market segment, developed international fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

The Fund invests in securities issued by European issuers. On January 1, 1999, the countries participating in the European Monetary Union (EMU) plan to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                 INTERNATIONAL FIXED INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years.*

[BAR CHART]

BEST QUARTER  WORST QUARTER
       %            %



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Salomon WGBI Non-U.S. Index.

                                                           SINCE
                                                         INCEPTION
                                                       (SEPTEMBER 1,
                                     1 YEAR  5 YEARS       1993)
--------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND           %       %            %
--------------------------------------------------------------------
SALOMON WGBI NON-U.S. INDEX               %       %            %
--------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                              0.30%
Distribution and Service (12b-1) Fees                  None
Other Expenses                                        0.75%
                                                    -------
Total Annual Fund Operating Expenses                  1.05%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

INTERNATIONAL FIXED INCOME FUND           1.00%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
International Fixed Income
  Fund                            $        $        $        $

EMERGING MARKETS DEBT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High to very high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist manager, the Fund invests
                                                    in securities of emerging markets issuers.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Emerging Markets Debt Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. In the case of foreign securities, price fluctuations will reflect international economic and political events. Generally, fixed income securities decrease in value if interest rates rise and vice versa. The volatility of lower rated fixed income obligations, such as "junk bonds" and certain foreign sovereign debt obligations, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns. Also, longer-term securities are generally more volatile, and the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, emerging markets debt securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The foreign sovereign debt securities and "Brady Bonds" the Fund purchases involve additional risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                      EMERGING MARKETS DEBT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for one year.*

[BAR CHART]

BEST QUARTER  WORST QUARTER
       %            %



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the J.P. Morgan EMBI Plus Index.

                                                    SINCE
                                                  INCEPTION
                                                  (JUNE 29,
                                          1 YEAR    1997)
-----------------------------------------------------------
EMERGING MARKETS DEBT FUND                     %        %
-----------------------------------------------------------
J.P. MORGAN EMBI PLUS INDEX*                   %        %
-----------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                              0.85%
Distribution and Service (12b-1) Fees                  None
Other Expenses                                        0.88%
                                                    -------
Total Annual Fund Operating Expenses                  1.73%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

EMERGING MARKETS DEBT FUND                1.35%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Emerging Markets Debt Fund        $        $        $        $

THE FUNDS' PRINCIPAL INVESTMENTS

THE TABLE BELOW SHOWS EACH FUND'S PRINCIPAL INVESTMENTS. IN OTHER WORDS, THE TABLE DESCRIBES THE TYPE OR TYPES OF INVESTMENTS THAT WE BELIEVE WILL MOST LIKELY HELP EACH FUND ACHIEVE ITS INVESTMENT GOAL.

                                                          EMERGING                    EMERGING
                                          INTERNATIONAL    MARKETS    INTERNATIONAL    MARKETS
                                             EQUITY        EQUITY     FIXED INCOME      DEBT
                                              FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------
Foreign Equity Securities                       X             X
-----------------------------------------------------------------------------------------------
Foreign Fixed Income Obligations                                            X             X
-----------------------------------------------------------------------------------------------
Lower Rated Securities                                                                    X
-----------------------------------------------------------------------------------------------

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (SAI). Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that the Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains and higher income.

INVESTMENT ADVISERS AND SUB-ADVISERS
--------------------------------------------------------------------------------

Each Investment Adviser or Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its Fund's investment programs. SIMC ACTS AS THE MANAGER OF MANAGERS OF THE INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND EMERGING MARKETS DEBT FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THOSE FUNDS, SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises the Advisers and Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. As of October 31, 1998, SIMC had approximately $ billion in assets under management. For the fiscal period ended September 30, 1998, the Funds paid SIMC investment advisory fees as follows:

INTERNATIONAL EQUITY FUND.........................   .50%
EMERGING MARKETS EQUITY FUND......................  1.05%
EMERGING MARKETS DEBT FUND........................   .85%

Strategic Fixed Income, L.L.C., an SEC-registered adviser, serves as the Adviser to the International Fixed Income Fund. As of October 31, 1998, Strategic Fixed Income, L.L.C., had approximately $ billion in assets under management. For the fiscal period ended September 30, 1998, the Fund paid Strategic Fixed Income, L.L.C., investment advisory fees as follows:

INTERNATIONAL FIXED INCOME FUND...................   .65%

The Advisers may use their affiliates (including affiliates of the Sub-Advisers) as brokers for Fund transactions provided certain SEC guidelines are followed. These guidelines are described in the SAI.

SUB-ADVISERS AND PORTFOLIO MANAGERS

INTERNATIONAL EQUITY FUND:

    ACADIAN ASSET MANAGEMENT, INC.: A committee of investment professionals at Acadian Asset Management, Inc. provides investment advice to the International Equity Fund.

    CAPITAL GUARDIAN TRUST COMPANY: A committee of investment professionals at Capital Guardian Trust Company provides investment advice to the International Equity Fund.

    SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED: Albert Morillo serves as portfolio manager for Scottish Widows Investment Management Limited ("Scottish Widows"). He manages the International Equity Fund. Mr. Morillo joined Scottish Widows as a UK analyst in 1985, and became head of the European Team in 1991. Mr. Morillo sits on the Investment Policy committee and has asset allocation responsibilities for the firm's global equity accounts. Mr. Morillo has been a member of the European team since 1986.

    SG YAMAICHI ASSET MANAGEMENT COMPANY, LTD., SG PACIFIC ASSET MANAGEMENT, INC., AND SGY ASSET MANAGEMENT (SINGAPORE) LTD.: Marco Wong and Hiroyoshi Nakagawa serve as portfolio managers for SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi"), SG Pacific Asset Management, Inc. (formerly, Yamaichi Capital Management, Inc.) ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY"). They manage the International Equity Fund. Mr. Wong leads the management team for the assets of the funds allocated to SG Pacific, SGY and SG Yamaichi. Mr. Wong has been with SG Yamaichi since 1986. Mr. Nakagawa oversees the Japan investment team in Tokyo, and also serves as portfolio manager for the International Equity Fund. Mr. Nakagawa joined SG Yamaichi in 1977.

EMERGING MARKETS EQUITY FUND:

    CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED: Anthony Gibson and Louis Stassen serve as portfolio managers for Coronation Asset Management (Proprietary) Limited ("Coronation"). They manage the Emerging Markets Equity Fund. Prior to joining Coronation in 1993, Mr. Gibson, the head of Coronation's Investment Committee, and Mr. Stassen, the head of Coronation's research department, worked at Syfrets Managed Assets for seven years and one year, respectively. Prior to joining Syfrets Managed Assets, Mr. Stassen worked as an Investment Analyst for Allan Gray Investment Counsel.

    CREDIT SUISSE ASSET MANAGEMENT LIMITED: Glenn Wellman and Isabel Knight serve as portfolio managers for Credit Suisse Asset Management Limited ("Credit Suisse"). They manage the Emerging Markets Equity Fund. Mr. Wellman is a Managing Director of Credit Suisse. Prior to joining Credit Suisse in 1993, he was a Director and Senior Vice President at Alliance Capital Limited. Ms. Knight is a Director of Credit Suisse, prior to joining Credit Suisse in 1997, she was Senior Fund Manager at Foreign and Colonial from 1995 to 1997. From 1992 to 1995, Ms. Knight was a Portfolio Manager for Morgan Stanley Asset Management.

    MORGAN STANLEY ASSET MANAGEMENT INC.: Robert L. Meyer, Michael Perl and Andy Skov serve as portfolio managers for Morgan Stanley Asset Management Inc. ("MSAM"). They manage the Emerging Markets Equity Fund. Mr. Meyer is a Managing Director and joined MSAM in 1989 after working for the law firm of Irell &

    Manella. Mr. Perl is a Vice President and joined MSAM after 6 years at Bankers Trust Australia, where he served as a Portfolio Manager. Mr. Skov is a Principal and joined MSAM after 4 years as an Associate at Bankers Trust.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Arthur E. Nicholas serves as portfolio manager for Nicholas-Applegate Capital Management ("Nicholas-Applegate"). He manages the Emerging Markets Equity Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. The Emerging Markets team is co-managed by Pedro Marcal and Eswar Menon. Mr. Marcal joined Nicholas-Applegate in 1984. Mr. Menon joined Nicholas-Applegate in 1995 and has 5 years' prior experience with Koeneman Capital Management in Singapore.

    PARAMETRIC PORTFOLIO ASSOCIATES: Clifford Quisenberry serves as portfolio manager for Parametric Portfolio Associates ("Parametric"). He manages the Emerging Markets Equity Fund. Mr. Quisenberry is CFA, Vice President, and Portfolio Manager of Parametric. He joined Parametric in 1994 and has eleven years' investment experience.

    SG PACIFIC ASSET MANAGEMENT, INC. AND SGY ASSET MANAGEMENT (SINGAPORE)
    LTD.: Marco Wong serves as portfolio manager for SG Pacific Asset Management, Inc. (formerly, Yamaichi Capital Management, Inc.) ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY"). He manages the Emerging Markets Equity Fund. Mr. Wong leads the management team for the assets of the funds allocated to SG Pacific and SGY. Mr. Wong has been with SG Yamaichi, the parent of SGY and SG Pacific, since 1986.

INTERNATIONAL FIXED INCOME FUND:

    STRATEGIC FIXED INCOME, L.L.C.: Kenneth Windheim, Gregory Barnett and David Jallits serve as portfolio managers for Strategic Fixed Income, L.L.C. ("Strategic"). They manage the International Fixed Income Fund. Mr. Windheim is the President of Strategic. Prior to joining Strategic, Mr. Windheim was the Chief Investment Officer and Managing Director of the group which managed global fixed income portfolios at Prudential Asset management. Prior to joining Strategic, Mr Barnett was portfolio manager for the Pilgrim Multi-Market Income Fund. Prior to that he was vice president and senior fixed income portfolio manager at Lexington Management. Prior to joining Strategic, Mr. Jallits was Senior Portfolio Manager for a hedge fund at Teton Partners. From 1992 to 1993, he was Vice President and Global Fixed Income Portfolio Manager at The Putnam Companies.

EMERGING MARKETS DEBT FUND:

    SALOMON BROTHERS ASSET MANAGEMENT INC: Peter J. Wilby leads a team of professionals from Salomon Brothers Asset Management Inc ("SBAM") that manages the Emerging Markets Debt Fund. Mr. Wilby, a Managing Director of SBAM, joined SBAM in 1989.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. Class D Shares are available to individual investors. The two classes have different expenses and other characteristics.

  CLASS A SHARES
- NO SALES CHARGE
- LOWER ANNUAL EXPENSES
- $100,000 MINIMUM INITIAL INVESTMENT

  CLASS D SHARES (INTERNATIONAL EQUITY FUND ONLY)
- FRONT-END SALES CHARGE
- HIGHER ANNUAL EXPENSES
- $1,000 MINIMUM INITIAL INVESTMENT

For Class D Shares, the minimum initial investment for IRAs is $500. If you participate in the Systematic Investment Plan, the minimum initial investment is $250. Additional investments into Class D Shares must be at least $100 ($50 per month for the Systematic Investment Plan).

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

Financial institutions may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems.

You may purchase Class D Shares directly from us by:
- mail
- telephone
- wire, or
- Automated Clearing House (ACH).

To purchase shares directly from us, please call 1-800-DIAL-SEI. Write your check, payable in U.S. dollars, to "SEI Institutional International Trust" and include the name of the appropriate Fund(s) on the check. We cannot accept third-party checks, credit cards, credit card checks or cash. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the Funds or their shareholders.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order plus, in the case of Class D Shares of the International Equity Fund, the applicable front-end sales charge. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, if you want to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV
In calculating NAV, we generally value a Fund's portfolio securities at their market price. If market prices are unavailable or we think that they are unreliable, we may determine fair value prices using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES
To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund. To purchase Class D Shares for the first time, you must invest at least $1,000 in any Fund ($500 for retirement plans). To purchase additional Class D Shares of the International Equity Fund, you must invest at least $100. We may accept investments of smaller amounts at our discretion.

ADDITIONAL CLASS D PURCHASE INFORMATION
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN
If you have a checking or savings account with certain banks, you may purchase Class D Shares automatically through regular deductions from your account. Please call 1-800-DIAL-SEI for information regarding participating banks. With a $250 minimum initial investment, you may begin regularly scheduled investments from $50 up to $250 once or twice a month. The Distributor may close your account if you do not maintain a minimum investment of [$1,000] at the end of two years.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS D SHARES OF THE INTERNATIONAL EQUITY FUND
The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment, as shown in the following table:

                                          YOUR SALES CHARGE    YOUR SALES CHARGE
                                           AS A PERCENTAGE    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                    OF OFFERING PRICE   YOUR NET INVESTMENT
LESS THAN $50,000.......................        5.00%                5.26%
$50,000 BUT LESS THAN $100,000..........        4.50%                4.71%
$100,000 BUT LESS THAN $250,000.........        3.50%                3.63%
$250,000 BUT LESS THAN $500,000.........        2.50%                2.56%
$500,000 BUT LESS THAN $1,000,000.......        2.00%                2.04%
$1,000,000 BUT LESS THAN $2,000,000.....        1.00%                1.01%
$2,000,000 AND OVER.....................         NONE                 NONE

WAIVER OF FRONT-END SALES CHARGE -- CLASS D SHARES The front-end sales charge will be waived on Class D Shares purchased: (i) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (ii) sold to dealers or brokers that have a sales agreement with the Distributor ("participating broker-dealers"), for their own account or for retirement plans for employees or sold to present employees of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account; (iii) sold to present employees of SEI or one of its affiliates, or of any entity which is a current service provider to the trust; (iv) sold to tax-exempt organizations enumerated in Section 501(c) of the Code or qualified employee benefit plans created under Section 401, 403(b)(7) or 457 of the Code (but not IRAs or SEPs); (v) sold to fee-based clients of banks, financial planners and investment advisers; (vi) sold to clients of trust companies and bank trust departments; (vii) sold to trustees and officers of the Trust; (viii) purchased with proceeds form the recent redemption (within 60 days) of Class D shares of another portfolio of SEI Tax Exempt Trust, SEI Institutional Managed Trust, or SEI Liquid Asset Trust (each an "SEI Fund"); (ix) purchased with the proceeds from the recent redemption of shares of a mutual fund with similar investment objectives and policies for which a front-end sales charge was paid (this offer will be extended, to cover shares on which a deferred sales charge was paid, if permitted under regulatory authorities' interpretation of applicable law); (x) sold to persons participating in certain financial services programs offered by the bank affiliates of First Security Corporation. The Funds may also enter into waiver arrangements with various other financial intermediaries who sell Class D Shares of the Funds.

Purchases of Class D Shares of different SEI Funds will be aggregated for purposes of determining sales charge reductions.

REPURCHASE OF CLASS D SHARES
To exercise this privilege, we must receive your purchase order within 60 days of your redemption. IN ADDITION, YOU MUST NOTIFY US WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- CLASS D SHARES

    RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, you may add the value of the Class D Shares you already own to the amount that you are currently purchasing. We will combine the value of your current purchases with the current value of any Class D Shares you purchased previously for: (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. We will only consider the value of Class D Shares purchased previously for which you paid a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide us with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). We may amend or terminate this right of accumulation at any time.

    LETTER OF INTENT. You may purchase Class D Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class D Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. We will consider only the value of Class D Shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send us a Letter of Intent. Class D Shares purchased with dividends or distributions will not be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

    You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

    COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, we will combine same day purchases of Class D Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class D Shares you purchase with a Letter of Intent.

SELLING FUND SHARES
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. We have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, and we are not responsible for any losses or costs incurred if we follow telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

SYSTEMATIC WITHDRAWAL PLAN - CLASS D SHARES ONLY
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with certain banks, electronically transferred to your account. Please call 1-800-DIAL-SEI for information regarding banks that participate in the Systematic Withdrawal Plan.

RECEIVING YOUR MONEY
Normally, we will send your sale proceeds within three Business Days after we receive your request, but it may take up to seven Business Days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum of $1,000 for Class D Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

CLASS A SHARES
You may exchange Class A Shares of any Fund for Class A Shares of any other
Fund.

CLASS D SHARES
You may exchange Class D Shares of any Fund for Class D Shares of any other SEI Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

DISTRIBUTION OF FUND SHARES
SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A shares.

The International Equity Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution and service fees for the sale and distribution of its Class D shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution (Rule 12b-1) fee is
 .30% of the average daily net assets of the International Equity Fund.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
The Funds distribute their investment income periodically as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

The Funds may be able to pass along a tax credit for foreign income taxes they pay. We will notify you if we give you this credit.

The Funds use a tax management technique known as "highest in, first out." Therefore, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

INTERNATIONAL EQUITY FUND -- CLASS A SHARES

Net Asset Value, Beginning of Period..............

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.............................
Net Gains or Losses on Securities (both realized
  and unrealized).................................
                                                    --------
Total From Investment Operations..................
                                                    --------

LESS DISTRIBUTIONS
Dividends (from net investment income)............
Distributions (from capital gains)................
Returns of Capital................................
                                                    --------
Total Distributions...............................
                                                    --------
Net Asset Value, End of Period....................
                                                    --------
TOTAL RETURN......................................
                                                    --------
                                                    --------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.........................
Ratio of Expenses to Average Net Assets...........
Ratio of Net Income to Average Net Assets.........
Portfolio Turnover Rate...........................

-------------

1    Commencement of operations.
2    Total return excludes the effect of sales charge.
3    Annualized.

FINANCIAL HIGHLIGHTS

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

INTERNATIONAL EQUITY FUND -- CLASS D SHARES

Net Asset Value, Beginning of Period..............

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.............................
Net Gains or Losses on Securities (both realized
  and unrealized).................................
                                                    --------
Total From Investment Operations..................
                                                    --------

LESS DISTRIBUTIONS
Dividends (from net investment income)............
Distributions (from capital gains)................
Returns of Capital................................
                                                    --------
Total Distributions...............................
                                                    --------
Net Asset Value, End of Period....................
                                                    --------
TOTAL RETURN......................................
                                                    --------
                                                    --------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.........................
Ratio of Expenses to Average Net Assets...........
Ratio of Net Income to Average Net Assets.........
Portfolio Turnover Rate...........................

-------------

1    Commencement of operations.
2    Total return excludes the effect of sales charge.
3    Annualized.

                                                            FINANCIAL HIGHLIGHTS

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

EMERGING MARKETS EQUITY FUND

Net Asset Value, Beginning of Period..............

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.............................
Net Gains or Losses on Securities (both realized
  and unrealized).................................
                                                    --------
Total From Investment Operations..................
                                                    --------

LESS DISTRIBUTIONS
Dividends (from net investment income)............
Distributions (from capital gains)................
Returns of Capital................................
                                                    --------
Total Distributions...............................
                                                    --------
Net Asset Value, End of Period....................
                                                    --------
TOTAL RETURN......................................
                                                    --------
                                                    --------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.........................
Ratio of Expenses to Average Net Assets...........
Ratio of Net Income to Average Net Assets.........
Portfolio Turnover Rate...........................

-------------

1    Commencement of operations.
2    Total return excludes the effect of sales charge.
3    Annualized.

FINANCIAL HIGHLIGHTS

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

INTERNATIONAL FIXED INCOME FUND

Net Asset Value, Beginning of Period..............

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.............................
Net Gains or Losses on Securities (both realized
  and unrealized).................................
                                                    --------
Total From Investment Operations..................
                                                    --------

LESS DISTRIBUTIONS
Dividends (from net investment income)............
Distributions (from capital gains)................
Returns of Capital................................
                                                    --------
Total Distributions...............................
                                                    --------
Net Asset Value, End of Period....................
                                                    --------
TOTAL RETURN......................................
                                                    --------
                                                    --------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.........................
Ratio of Expenses to Average Net Assets...........
Ratio of Net Income to Average Net Assets.........
Portfolio Turnover Rate...........................

-------------

1    Commencement of operations.
2    Total return excludes the effect of sales charge.
3    Annualized.

                                                            FINANCIAL HIGHLIGHTS

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

EMERGING MARKETS DEBT FUND

Net Asset Value, Beginning of Period..............

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.............................
Net Gains or Losses on Securities (both realized
  and unrealized).................................
                                                    --------
Total From Investment Operations..................
                                                    --------

LESS DISTRIBUTIONS
Dividends (from net investment income)............
Distributions (from capital gains)................
Returns of Capital................................
                                                    --------
Total Distributions...............................
                                                    --------
Net Asset Value, End of Period....................
                                                    --------
TOTAL RETURN......................................
                                                    --------
                                                    --------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.........................
Ratio of Expenses to Average Net Assets...........
Ratio of Net Income to Average Net Assets.........
Portfolio Turnover Rate...........................

-------------

1    Commencement of operations.
2    Total return excludes the effect of sales charge.
3    Annualized.

SEI Institutional
      International Trust

INVESTMENT ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION

STRATEGIC FIXED INCOME, L.L.C.

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------

Our SAI dated January 31, 1999, includes more detailed information about SEI Institutional International Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
------------------------------------------------
BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to us at:
        One Freedom Valley Drive
        Oaks, PA 19456

BY INTERNET: http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-5601.

                     SEI INSTITUTIONAL INTERNATIONAL TRUST

Manager:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Advisers and Sub-Advisers:


Acadian Asset Management, Inc.
Capital Guardian Trust Company
Coronation Asset Management
  (Proprietary) Limited
Credit Suisse Asset Management Limited
Morgan Stanley Asset Management Inc.
Nicholas-Applegate Capital Management
Parametric Portfolio Associates
Salomon Brothers Asset Management Inc
Scottish Widows Investment Management
  Limited
SEI Investments Management Corporation
SG Pacific Asset Management, Inc.
SG Yamaichi Asset Management Co., Ltd.
SGY Asset Management (Singapore) Limited
Strategic Fixed Income, L.L.C.



    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional International Trust (the "Trust"), and should be read in conjunction with the Trust's Prospectuses dated January 31, 1999. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


                               TABLE OF CONTENTS


The Trust.............................................................................        S-2
Investment Objectives and Policies....................................................        S-2
Risk Factors..........................................................................        S-5
Description of Permitted Investments..................................................        S-6
Description of Ratings................................................................       S-23
Investment Limitations................................................................       S-23
Non-Fundamental Policies..............................................................       S-26
The Manager...........................................................................       S-26
The Advisers and Sub-Advisers.........................................................       S-27
Distribution and Shareholder Servicing................................................       S-31
Trustees and Officers of the Trust....................................................       S-32
Performance...........................................................................       S-35
Purchase and Redemption of Shares.....................................................       S-36
Shareholder Services (Class D shares).................................................       S-38
Taxes.................................................................................       S-39
Portfolio Transactions................................................................       S-41
Description of Shares.................................................................       S-43
Limitation of Trustees' Liability.....................................................       S-43
Voting................................................................................       S-43
Shareholder Liability.................................................................       S-43
Control Persons and Principal Holders of Securities...................................       S-44
Experts...............................................................................       S-44
Counsel...............................................................................       S-44
Financial Statements..................................................................       S-44

January 31, 1999

                                   THE TRUST


    SEI Institutional International Trust (formerly, "SEI International Trust") (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated June 30, 1988, and which has diversified and non-diversified portfolios. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between a Fund's Class A shares and Class D shares pertaining to distribution and shareholder servicing plans, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.



    This Statement of Additional Information relates to the following portfolios: International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds (each a "Fund" and, together, the "Funds"), and any different classes of the Funds.



                       INVESTMENT OBJECTIVES AND POLICIES



    INTERNATIONAL EQUITY--The International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers.



    Under normal circumstances, at least 65% of the International Equity Fund's assets will be invested in equity securities of non-U.S. issuers located in at least three countries other than the United States.



    Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Fund expects its investments to emphasize both large, intermediate and small capitalization companies.



    The Fund expects to be fully invested in the primary investments described above, but may invest up to 35% of its total assets in U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; and options on futures contracts. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 15% of its total assets in illiquid securities. Although permitted to do so, the Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.



    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.



    For temporary defensive purposes when the advisers determine that market conditions warrant, the Fund may invest up to 50% of its assets in U.S. and non-U.S. money market instruments and in other U.S. and non-U.S. long- and short-term debt instruments which are rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or which are determined by the advisers to be of comparable quality; maintain a portion of such assets in cash; and invest such assets in obligations of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase or which are determined by the advisers to be of comparable quality.



    EMERGING MARKETS EQUITY--The Emerging Markets Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers.

    Under normal circumstances, at least 65% of the Emerging Markets Equity Fund's assets will be invested in equity securities of emerging market issuers. Under normal conditions, the Fund maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.



    The Fund expects to be fully invested in the primary investments described above, but may invest up to 35% of its total assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of governmental and private issuers in emerging market countries. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities. The Fund may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.



    The Fund may invest up to 15% of its total assets in illiquid securities. The Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be subject to its 15% restriction on investment in illiquid securities.



    The Fund may invest up to 10% of its total assets in shares of other investment companies. The Fund may invest in futures contracts and purchase securities on a when-issued or delayed delivery basis. The Fund may also purchase and write options to buy or sell futures contracts.



    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.



    For temporary defensive purposes when the advisers determine that market conditions warrant, the Fund may invest up to 20% of its total assets in the equity securities of companies included in the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.



    INTERNATIONAL FIXED INCOME--The International Fixed Income Fund seeks to provide capital appreciation and current income through investment primarily in investment grade, non-U.S. dollar denominated government, corporate, mortgage-backed and asset-backed fixed income securities.



    Under normal circumstances, at least 65% of the International Fixed Income Fund's assets will be invested in investment grade foreign government and foreign corporate, mortgage, and/or asset-backed fixed income securities of issuers located in at least three countries other than the United States.



    The International Fixed Income Fund will invest primarily in: (i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions; (ii) fixed income securities issued or guaranteed by supranational entities; (iii) fixed income securities issued by foreign corporations; (iv) convertible securities issued by foreign corporations; (v) fixed income securities issued by foreign banks or bank holding companies; (vi) asset-backed securities; and (vii) mortgage-backed securities. All such investments will be in investment grade securities denominated in various currencies, including the euro. Investment grade securities are rated in one of the highest four rating categories by a nationally recognized statistical rating agency ("NRSRO") or determined by the adviser to be of comparable quality at the time of purchase.



    The Fund expects to be fully invested in the primary investments described above, but may invest in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government securities"), swaps, options and futures. The Fund may also purchase and write options to buy or sell futures contracts, purchase securities on a when-issued or delayed delivery basis and engage in short selling. The Fund may invest up to 10% of its total assets in illiquid securities. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the advisers to be of comparable quality to such securities and debt obligations at the time of purchase.



    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.



    Under normal circumstances, the portfolio turnover rate for this Fund is expected to exceed 200% per year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs and taxes. The Fund will not consider portfolio turnover a limiting factor in implementing investment decisions which are consistent with the Portfolio's objectives and policies.



    EMERGING MARKETS DEBT--The investment objective of the Emerging Markets Debt Fund is to maximize total return.



    Under normal circumstances, at least 80% of the Emerging Markets Debt Fund's total assets will be invested in debt securities of government, government-related and corporate issuers in emerging market countries and of entities organized to restructure the outstanding debt of such issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; that are organized under the laws of and have a principal office in an emerging market country; or that are government issuers located in an emerging market country.



    Emerging market country fixed income securities in which the Emerging Markets Debt Fund may invest are U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities, including bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, preferred stock, loan participations and assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. The Fund may invest in Brady Bonds, which are debt securities issued by debtor nations to restructure their outstanding external indebtedness, and which comprise a significant portion of the emerging debt market.

    The Fund's investments in high yield government, government-related and restructured debt securities will consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions); (ii) debt securities or obligations issued by government-owned, controlled or sponsored entities located in emerging market countries (including participations in loans between governments and financial institutions); and
(iii) interests in structured securities of issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above (collectively, "High Yield Foreign Sovereign Debt Securities"). Even though many of these securities are issued by governmental issuers, they may still be considered junk bonds on account of the governmental issuer's poor credit rating. The Fund may also purchase investment grade obligations of the foregoing governmental issuers.



    The Fund's investments in debt securities of corporate issuers in emerging market countries may include high yield or investment grade debt securities or other obligations issued by: (i) banks located in emerging market countries or by branches of emerging market country banks located in other emerging market countries; or (ii) companies organized under the laws of an emerging market country.



    The Fund expects to be fully invested in the primary investments described above, but may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with the Fund's objective. The Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed-income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements, may purchase when-issued and delayed-delivery securities, lend portfolio securities and invest in shares of other investment companies. The Fund may purchase restricted securities and may invest up to 15% of the value of its total assets in illiquid securities. The Fund may invest in options and futures for hedging purposes, and may enter into swaps or related transactions. The Fund may invest in receipts, zero coupon securities, pay-in-kind bonds, Eurobonds, dollar rolls, and deferred payment securities.



    The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Generally, the Fund's investments are expected to be in the lower and lowest rating categories established by internationally recognized credit rating organizations or determined to be of comparable quality. Such securities, commonly known as "junk bonds," involve significantly greater risks, including price volatility and the risk of default of payment of interest and principal, than higher rated securities.



    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.



    There is no limit on the percentage of the Fund's assets that may be invested in non-U.S. dollar denominated securities. However, it is expected that the majority of the Fund's assets will be denominated in U.S. dollars.



                                  RISK FACTORS


THE EURO


    On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).


    Although it is not possible to predict the impact of the Euro implementation plan on the Portfolios, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Adviser may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


NON-DIVERSIFICATION



    The International Fixed Income and Emerging Markets Debt Funds are non-diversified investment companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.



YEAR 2000



    The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, business and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.


                      DESCRIPTION OF PERMITTED INVESTMENTS


    AMERICAN DEPOSITORY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the

U.S. securities market, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.



    ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancements techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization.


    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.


    BANK OBLIGATIONS--Bank obligations of United States and foreign commercial banks or savings and loan institutions which the Funds may buy include certificates of deposit, time deposits and bankers' acceptances. A certificate of deposit is an interest-bearing instrument with a specific maturity issued by a bank or savings and loan institution in exchange for the deposit of funds that normally can be traded in the secondary market prior to maturity. A time deposit is an account containing a currency balance pledged to remain at a particular bank for a specified period in return for payment of interest. A bankers' acceptance is a bill of exchange guaranteed by a bank or trust company for payment within one to six months. Bankers' acceptances are used to provide manufacturers and exporters with capital to operate between the time of manufacture or export and payment by the purchaser.



    BRADY BONDS--Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by

U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.



    Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.



    Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.


    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.


    COMMERCIAL PAPER--Commercial paper which the Funds may purchase includes variable amount master demand notes, which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. There is no secondary market for the notes.



    CONVERTIBLE SECURITIES--Convertible securities are securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.


    DOLLAR ROLLS--"Dollar rolls" are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase.



    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.



    Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.



    EUROBONDS--A Eurobond is a bond denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars, U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.



    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.



    There are no restrictions on the average maturity of the International Fixed Income or the Emerging Markets Debt Funds or the maturity of any single instrument held by any Fund. Maturities may vary widely depending on the adviser's assessment of interest rate trends and other economic and market factors. In the event a security owned by a Fund is downgraded, the adviser will review the situation and take appropriate action with regard to the security. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. Fixed income securities rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities.

    FORWARD FOREIGN CURRENCY CONTRACTS--The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.



    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.



    Also, when an adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.



    FUTURES AND OPTIONS OF FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities or currencies held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.



    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.



    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.



    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.



    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES--Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Emerging Markets Debt Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.



    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.



    In addition, the Emerging Markets Equity Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. To the extent these investments are deemed illiquid, the Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees.



    INVESTMENT COMPANIES--Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. A Fund does not intend to invest in other investment companies unless, in the judgment of its advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.



    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities and are subject to limitations under the 1940 Act. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."



    As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The Fund continues to pay its own management fees and other expenses with respect to their investments in shares of closed-end investment companies.



    LOWER RATED SECURITIES--Certain Funds may invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO"). Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. The Emerging Markets Debt Fund may invest in lower rated securities. Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.



    Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.



    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.



    GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severly disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.



    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would aversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.



    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.



    TAXES. The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.



    LOAN PARTICIPATIONS AND ASSIGNMENTS--Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.



    Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.



    MONEY MARKET INSTRUMENTS--Money market securities are high-quality, dollar and non dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations of agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.



    MORTGAGE-BACKED SECURITIES--The Funds may invest in mortgage-backed securities issued by the Government National Mortgage Association ("GNMA") and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third-party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the prepaid security. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments of the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect to mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, a Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.



    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities in the United States are Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loan. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.



    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.



    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.



    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.



    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, GNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.



    PFANDBRIEFE: A PFANDBRIEFE IS A FIXED-TERM, FIXED-RATE BOND ISSUED BY A GERMAN MORTGAGE BANK OR A PUBLIC-SECTOR BANK TO FINANCE SECURED REAL ESTATE LOANS OR PUBLIC SECTOR LOANS. ALTHOUGH PFANDBRIEFE ARE COLLATERALIZED SECURITIES, THE ISSUER ASSUMES ALL OF THE PREPAYMENT RISK.



    OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stock holders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.



    OPTIONS--A Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.



    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.



    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.



    All options written on indices or securities must be covered. When a Fund writes an option on an index or security, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will otherwise cover the transaction.



    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. A Fund will write only "covered" call options. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.



    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.



    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission (the "SEC") that OTC options are generally illiquid.



    RISK FACTORS: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


    PAY-IN-KIND-BONDS--Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.


    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.



    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; see "Zero Coupon Securities."



    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. The Adviser and Sub-Advisers (collectively, the "Advisers") enter into repurchase agreements only with financial institutions which they deem to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. A Fund will have actual or constructive possession of the security or collateral for the repurchase agreement. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. The underlying security will be marked to market daily. The Advisers monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.


    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.


    REVERSE REPURCHASE AGREEMENTS--Certain Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund enters into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it places in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.



    SECURITIES LENDING--In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.



    Loans are made only to borrowers deemed by the advisers to be in good standing and when, in the judgment of the advisers, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each of the Funds may use the Distributor as a broker in these transactions.



    SECURITIES OF FOREIGN AND EMERGING MARKET ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange or currency controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund.



    A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.



    In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.



    SHORT SALES--A short sale involves the sale by a Fund of a security which it does not own. A Fund may only sell securities short "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns (or has the right to acquire) at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    SOVEREIGN DEBT--The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.


    As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.



    STRUCTURED SECURITIES--The Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.



    SWAP, CAPS, FLOORS AND COLLARS--Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date.



    Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield.


    In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will covered by setting aside cash or liquid securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.



    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days, are considered to be illiquid.



    U.S. GOVERNMENT AGENCY SECURITIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association Securities), and others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank Securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae Securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the market obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.



    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the Federal book-entry system.



    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.



    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.



    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed-income securities of a company at a given price during a specified period.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future.

Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will maintain a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security on a forward commitment prior to settlement if the Adviser deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.



    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.



    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.



    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs, LYONS and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes that are non-zero coupon securities with similar maturity and credit qualities. The Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.


        CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

                             DESCRIPTION OF RATINGS

    The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    Commercial paper rated A by Standard and Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a "satisfactory" degree of safety regarding timely payment.

    Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investor's Service, Inc. ("Moody's") are judged by Moody's to be of the "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

    The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch Investors Services, Inc. ("Fitch"). Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff and Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The designation A1, the highest rating category established by IBCA Limited ("IBCA"), indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.


    The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.



                             INVESTMENT LIMITATIONS



The International Equity, Emerging Markets Equity and Emerging Markets Debt Funds may not:



 1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or
    (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the Emerging Markets Debt Fund.



 2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities.



 3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income, and (ii) asset coverage of at least 300% is required.



 4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.



 5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.



 6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security.



 7. Issue senior securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except as permitted by rule, regulation or order of the SEC.



 8. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.



The International Fixed Income Fund may not:



 1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.



 2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of fund securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for the Fund and any interest paid on such borrowings will reduce the income of the Fund.



 3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in the Prospectuses in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.



 4. Make loans, except that the Fund may (i) purchase or hold debt securities in accordance with its investment objectives and policies; (ii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information; and (iii) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the total assets of the International Fixed Income Fund.



 5. Invest in companies for the purpose of exercising control.



 6. Acquire more than 10% of the voting securities of any one issuer.

 7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.



 8. Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectus and except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.



 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.



10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more then 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.



11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.



12. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.



13. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.



14. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.



15. Purchase restricted securities (securities which must be registered under the 1933 Act, before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.



    For purposes of the industry concentration limitations discussed above, these definitions apply to each Fund, and for purposes of the International Fixed Income Fund, these limitations form part of the fundamental limitation:
(i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.


    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in the Prospectuses are fundamental policies of the Trust and may not be changed without shareholder approval.

                            NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies and may be changed without shareholder approval.


The International Equity, Emerging Markets Equity and Emerging Market Debt Fund may not:



1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.


2.  Invest in companies for the purpose of exercising control.


3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of
    Section 18 of the 1940 Act.


4. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

                                  THE MANAGER


    The Trust and SEI Investments Fund Management ("SEI Management" or the "Manager") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The continuance of the Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Funds, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable at any time without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Funds or by the Manager on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.



    The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456: SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Manager. SEI Investments and its subsidiaries and affiliates, including the Manager are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Manager and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors'

Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.



    If operating expenses of any Fund exceed applicable limitations, the Manager will pay such excess. The Manager will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.



    For the fiscal years ended February 28, 1997 and February 28, 1998, and the fiscal period ended September 30, 1998, the Funds paid fees to the Manager as follows:



                                             MANAGEMENT FEES PAID     MANAGEMENT FEES
                                              (REIMBURSED) (000)       WAIVED (000)
                                            ----------------------  -------------------
FUND                                         1997    1998    1998   1997   1998    1998
------------------------------------------  ------  ------  ------  ----  -------  ----
International Equity Portfolio............  $2,046  $2,975  $       $ 41  $     0  $
Emerging Markets Equity Portfolio.........  $  725  $2,180  $       $249  $     0  $
International Fixed Income Portfolio......  $  714  $1,784  $       $161  $    11  $
Emerging Markets Debt Portfolio...........    *     $  311  $        *    $    64  $


------------------------

*   Not in operation during such period.

                         THE ADVISERS AND SUB-ADVISERS


SEI INVESTMENTS MANAGEMENT CORPORATION



    SEI Investments Management Corporation ("SIMC" or the "Adviser") serves as the investment adviser for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of investment advisers. SIMC currently serves as manager or administrator to more than 46 investment companies, including more than 387 portfolios, which investment companies had more than $128 billion in assets as of October 31, 1998.



    In its role as the investment adviser to the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds, SIMC operates as a "manager of managers." As adviser, SIMC oversees the investment advisory services provided to the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds and manages the cash portion of the International Equity and Emerging Markets Equity Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND EMERGING MARKETS DEBT FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.



    For these advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .505% of the International Equity Fund's average daily net assets, 1.05% of the Emerging Markets Equity Fund's average daily net assets, and .85% of the Emerging Markets Debt Fund's average daily net assets.



    For the fiscal period ended September 30, 1998, the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds paid advisory fees, after fee waivers, of --%, --%, and --% respectively, of their average daily net assets. SIMC paid the sub-advisers a fee based on a percentage of the average monthly market value of the assets managed by each sub-adviser out of its advisory fee.



    SIMC and the Trust have obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its sub-advisers.



STRATEGIC FIXED INCOME, L.L.C.



    Strategic Fixed Income, L.L.C. ("Strategic") serves as the investment adviser to the International Fixed Income Fund. Strategic is a Delaware limited liability company whose predecessor was formed in 1991 to manage multi-currency fixed income portfolios. The managing member of the firm is Gobi Investment Inc., of which Kenneth Windheim is the sole shareholder, and the limited partner is Strategic Investment Management ("SIM"). As of October 31, 1998, Strategic managed $-- billion of client assets. The principal address of Strategic is 1001 Nineteenth Street North, Suite 1720, Arlington, Virginia 22209.



    Strategic is entitled to a fee which is calculated daily and paid monthly by the Fund, at an annual rate of .30% of the average daily net assets of the International Fixed Income Fund. For the fiscal period ended September 30, 1998. Strategic received an advisory fee (after fee waivers) from the Fund of .25% of its average daily net assets.



ACADIAN ASSET MANAGEMENT, INC.



    Acadian Asset Management, Inc. ("Acadian") serves as a sub-adviser for a portion of the assets of the International Equity Fund. Acadian, a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), was founded in 1977 and managed approximately $-- billion in assets invested globally as of October 31, 1998. Acadian's business address is Two International Place, 26th floor, Boston, Massachusetts 02110.



CAPITAL GUARDIAN TRUST COMPANY



    Capital Guardian Trust Company ("CGTC"), a California trust company founded in 1968, serves as a sub-adviser for a portion of the assets of the International Equity Fund. CGTC, a wholly-owned subsidiary of The Capital Group Companies, Inc., managed international portfolios since 1978, and as of October 31, 1998, managed a total of over $-- billion primarily for institutional clients. The principal business address of CGTC and The Capital Group Companies, Inc. is 333 South Hope Street, Los Angeles, California 90071.

CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED



    Coronation Asset Management (Proprietary) Limited ("Coronation") serves as a sub-adviser for a portion of the assets of the Emerging Markets Equity Fund. Coronation, a registered investment adviser organized under the laws of the Republic of South Africa, was founded in 1993, and as of October 31, 1998, managed $-- billion in assets. The principal business address of Coronation is 80 Strand Street, Cape Town, South Africa, 8001.



CREDIT SUISSE ASSET MANAGEMENT LIMITED



    Credit Suisse Asset Management Limited ("Credit Suisse") acts as a sub-adviser for a portion of the assets of the Emerging Markets Equity Fund. Credit Suisse, a UK limited liability company formed in 1982, is a registered investment adviser that managed approximately $-- billion as of October 31, 1998. Credit Suisse is a wholly-owned subsidiary of the Credit Suisse Group, a financial services conglomerate headquartered in Zurich, Switzerland. Credit Suisse's principal business address is Beaufort House, 15 St. Botolph Street, London, EC3A 7JJ.



MORGAN STANLEY ASSET MANAGEMENT INC.



    Morgan Stanley Asset Management Inc. ("MSA") acts as a Sub-Adviser for a portion of the assets of the Emerging Markets Equity Fund. MSAM is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. MSAM is a registered investment adviser that currently has approximately $-- billion of assets under management. The principal business address of MSAM is 1221 Avenue of the Americas, New York, New York 10020.



NICHOLAS-APPLEGATE CAPITAL MANAGEMENT



    Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser Manager to a portion of the assets of the Emerging Markets Equity Fund. As of October 31, 1998, Nicholas-Applegate had discretionary management authority with respect to approximately $-- billion of assets. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate, pursuant to a partnership agreement, is controlled by its general partner, Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by a corporation controlled by Arthur E. Nicholas.



PARAMETRIC PORTFOLIO ASSOCIATES



    Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the Emerging Markets Equity Fund. Parametric is a general partnership whose general partners are PIMCO Advisors L.P. ("PIMCO"), the supervisory general partner, and Parametric Management, Inc., the managing general partner (a wholly-owned subsidiary of PIMCO). Parametric's predecessor was founded in 1987, and as of October 31, 1998, Parametric managed approximately $-- billion in client assets. Parametric's business address is 701 Fifth Avenue, Suite 7310, Seattle, Washington 98104. PIMCO's address is 800 Newport Center Drive, Newport Beach, California 92660.



SALOMON BROTHERS ASSET MANAGEMENT INC



    Salomon Brothers Asset Management Inc ("SBAM") serves as the sub-adviser for the assets of the Emerging Markets Debt Fund. SBAM, an indirect wholly-owned subsidiary of The Traveler's Group, is a Delaware corporation that was founded in 1987. SBAM is a registered investment adviser that currently manages approximately $-- billion in client assets. SBAM's principal business address is 7 World Trade Center, New York, New York 10048.

SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED



    Scottish Widows Investment Management Limited ("Scottish Widows") serves as a sub-adviser for a portion of the assets of the International Equity Fund. Scottish Widows is a wholly-owned subsidiary of the Scottish Widows Group, a mutual insurance company founded in 1815 and based in Edinburgh, Scotland. Scottish Widows was established to provide fund management across a board client base which includes both individual and institutional accounts. Scottish Widows employs a concentrated growth investment process and specializes in the European market. Scottish Widows is a registered investment adviser that managed approximately $-- billion as of October 31, 1998. The principal business address of Scottish Widows is P.O. Box 17036, 69 Morrison Street, Edinburgh EH3 8YF, Scotland.



SG PACIFIC ASSET MANAGEMENT, INC., SGY ASSET MANAGEMENT (SINGAPORE) LIMITED AND
  SG YAMAICHI ASSET MANAGEMENT CO., LTD.



    SG Pacific Asset Management, Inc. (formerly, Yamaichi Capital Management, Inc .)("SG Pacific") and SGY Asset Management (Singapore) Ltd. (formerly, Yamaichi Capital Management (Singapore) Limited) ("SGY") jointly serve as sub-adviser for a portion of the assets of the International Equity and Emerging Markets Equity Funds. Societe Generale Asset Management (North Pacific), a French financial services conglomerate, has a controlling interest in SG Yamaichi Asset Management Co., Ltd. (formerly, Yamaichi International Capital Management Co., Ltd.) ("SG Yamaichi"), the parent of SG Pacific and SGY. SG Yamaichi serves as a sub-adviser for a portion of the assets of the International Equity Fund. SG Yamaichi was established in 1971 as a global asset management firm. SG Pacific and SGY are wholly-owned subsidiaries of SG Yamaichi. SG Yamaichi specializes in Japan and Pacific Basin equity management with both active and quantitative strategies. The principal address of SG Pacific is 30 Wall Street, 8th Floor, New York, New York 10005. The principal address of SGY is 138 Robinson Road, #13-01/05, Hong Leong Centre, Singapore 068906. The principal address of SG Yamaichi is 5-1, Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan. SG Yamaichi and its affiliates currently manage over $-- billion in assets worldwide.



    The Advisory Agreements and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.



    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Advisory or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.



    SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. The exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-adviser for a Fund.

    For the fiscal years ended February 28, 1997 and February 28, 1998, and the fiscal period ended September 30, 1998, the Funds paid advisory fees as follows:



                                                         FEES PAID (000)          FEE WAIVERS (000)
                                                    --------------------------  ---------------------
FUND                                                  1997       1998    1998    1997    1998   1998
--------------------------------------------------  ---------   ------  ------  ------   ----  ------
International Equity Fund.........................  $           $       $       $        $     $
Emerging Markets Equity Fund......................  $           $       $       $        $     $
International Fixed Income Fund...................  $           $       $       $        $     $
Emerging Markets Debt Fund........................      *       $       $         *      $     $


------------------------


*   Not in operation during such period.



    For the fiscal years ended February 28, 1997 and February 28, 1998, and the fiscal period ended September 30, 1998, SIMC paid sub-advisory fees as follows:



                                                      SUB-ADVISORY FEES     SUB-ADVISORY FEES
                                                          PAID (000)           WAIVED (000)
                                                    ----------------------  ------------------
FUND                                                 1997    1998    1998   1997   1998   1998
--------------------------------------------------  ------  ------  ------  ----   ----   ----
International Equity Fund.........................  $       $       $       $      $      $
Emerging Markets Equity Fund......................  $       $       $       $      $      $
Emerging Markets Debt Fund........................    *     $       $        *     $      $


------------------------

*   Not in operation during such period.

                     DISTRIBUTION AND SHAREHOLDER SERVICING


    The Trust has adopted a Distribution Agreement for the Funds. The Trust has also adopted a Distribution Plan (the "Class D Plan") for the shares of the Class D shares of the International Equity Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this connection, the Board of Trustees has determined that the Class D Plan and Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees, as defined in the Class D Plan. The Class D Plan requires that quarterly written reports of amounts spent under the Class D Plan and the purposes of such expenditures be furnished and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.



    The Class D Plan provides that the Trust will pay a fee of up to .30% of the average daily net assets of the International Equity Fund's Class D shares that the Distributor can use to compensate broker-dealers and service providers, including SEI Investments Distribution Co. and its affiliates, which provide distribution-related services to the International Equity Fund's Class D shareholders or their customers who beneficially own Class D shares. The Class D Plan provides that, if there are more than one series of Trust securities having a Class D class, expenses incurred pursuant to the Class D Plan will be allocated among such several series of the Trust on the basis of their relative net asset values, unless otherwise determined by a majority of the Qualified Trustees. See "Distribution" in the Class D Prospectus.


    The distribution related services that may be provided under the Plan include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; and placing net purchase and redemption orders with the Distributor; and automatically investing customer account cash balances.

    Except to the extent that the Manager and Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.


    The Funds have also adopted a shareholder servicing plan for their Class A shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


    For the fiscal period ended September 30, 1998, the International Equity Fund incurred the following distribution expenses:



                                                                     AMOUNT PAID TO
                                                                     3RD PARTIES BY
                                                       TOTAL DIST.     SIDCO FOR
                                                       EXPENSES AS    DISTRIBUTOR
                                         TOTAL DIST.   A % OF NET       RELATED        SALES     PRINTING   OTHER
FUND                            CLASS     EXPENSES       ASSETS         SERVICES      EXPENSES    COSTS     COSTS*
------------------------------  ------   -----------   -----------   --------------   --------   --------   ------
International Equity Fund.....     D         $--           --%       $        0       $    0     $     0    $   0


------------------------

* Costs of complying with securities laws pertaining to the distribution of shares.

                       TRUSTEES AND OFFICERS OF THE TRUST


    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, The Nevis Funds, Marquis
Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, except for Santa Barbara Group of Mutual Funds, Inc., distributed by SEI Investments Distribution Co.


    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of
Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice

President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Manager and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Marquis
Funds-Registered Trademark-, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor, Director and Secretary of SEI Investments and Secretary of the Adviser, the Manager and the Distributor. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc., Publisher, Paoli News and Paoli Republican, and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.


    FRANK E. MORRIS (DOB 12/30/23)--Trustee**--Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, and SEI Tax Exempt Trust.


    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments, the Adviser and the Manager since 1994. Senior Vice President, SEI Investments, 1986-1991; Vice President, SEI Investments, 1981-1986.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Manager and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Adviser, and the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Adviser, the Manager and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, September 1990-August 1992.


    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, the Adviser, the Manager and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Adviser and the Manager since 1994. Vice President, General Counsel and Assistant Secretary of the Adviser, the Manager and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.


    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Manager since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.


    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.


------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**Messrs. Gooch, Storey, Morris and Sullivan serve as members of the Audit
  Committee of the Trust.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


    Compensation of officers and affiliated Trustees of the Trust is paid by the Manager. The Trust pays the fees for unaffiliated Trustees. For the fiscal period ended September 30, 1998, the Trust paid the following amounts to the Trustees.



                                       AGGREGATE            PENSION OR
                                   COMPENSATION FROM    RETIREMENT BENEFITS   ESTIMATED ANNUAL TOTAL COMPENSATION FROM REGISTRANT
                                   REGISTRANT FOR FYE   ACCRUED AS PART OF     BENEFITS UPON   AND FUND COMPLEX PAID TO DIRECTORS
NAME OF PERSON AND POSITION             9/30/98            FUND EXPENSES         RETIREMENT              FOR FYE 9/30/98
---------------------------------  ------------------   -------------------   ---------------- -----------------------------------
Robert A. Nesher, Trustee........       $     0                 $0                   $0        $0 for services on 8 boards
William M. Doran, Trustee........       $     0                 $0                   $0        $0 for services on 8 boards
F. Wendell Gooch, Trustee........       $                       $0                   $0        $     for services on 8 boards
Frank E. Morris, Trustee.........       $                       $0                   $0        $     for services on 8 boards
James M. Storey, Trustee.........       $                       $0                   $0        $     for services on 8 boards
George J. Sullivan, Trustee......       $                       $0                   $0        $     for services on 8 boards


    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE


    From time to time, the Trust may advertise yield and/or total return for one or more of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance.



    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:


    P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


    Based on the foregoing, the average annual total return for the Funds from inception through September 30, 1998, and for the one, five and ten year periods ended September 30, 1998 were as follows:



                                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                                           -------------------------------------------------
                                                                               ONE                                 SINCE
FUND                                       CLASS                              YEAR       FIVE YEAR   TEN YEAR    INCEPTION
-----------------------------------------  ------------------------------  -----------  -----------  ---------  ------------
International Equity Fund                  A.............................      --%          --%          *          --%
                                           D (with load).................      --%          --%          *          --%
                                           D (without load)..............      --%          --%          *          --%

Emerging Markets Equity Fund               A.............................      --%           *           *          --%

International Fixed Income Fund            A.............................      --%           *           *          --%

Emerging Markets Debt Fund                 A.............................      --%           *           *          --%


------------------------

*   Not in operation during such period.


    From time to time, the Trust may advertise the yield of the International Fixed Income Fund. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated for each like period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = 2([(a-b)/cd + 1](6) - 1) where a = dividends and interest earning during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of a Fund and other factors.



    Yields are one basis upon which investors may compare a Fund with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.



    For the 30-day period ended September 30, 1998, the yield for the International Fixed Income and Emerging Markets Debt Funds was --% and --%, respectively.



    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.


                       PURCHASE AND REDEMPTION OF SHARES


    The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.



    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of equity and fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Fund securities for which market quotations are available are valued at the last quoted sale price on each Business Day or, if there is no such reported sale, at the most recently quoted bid price.



    Shares of a Fund may be purchased in exchange for securities included in the Fund subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer.

    SEI Management will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the Shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or,if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.



    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Advisers, the Distributor and/or the Custodians are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



    It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.



    Fund securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.


REDUCTIONS IN SALES CHARGES

    In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:

                                                             PERCENTAGE     DATE OFFER  DATE OFFER
NAME OF GROUP                                                 DISCOUNT        STARTS    TERMINATES
---------------------------------------------------------  ---------------  ----------  ----------
BHC Securities, Inc. ....................................           10%      12/29/94      N/A
First Security Investor Services, Inc. ..................           10%      12/29/94      N/A

    Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

    Please contact the Distributor at 1-800-437-6016 for more information.

                     SHAREHOLDER SERVICES (CLASS D SHARES)


    The following is a description of plans and privileges by which the sale charges imposed on the Class D shares of the International Equity Fund may be reduced.


    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his or her new investment, together with the current offering price value of all holdings of that shareholder in certain eligible portfolios, reaches a discount level. See "Purchase and Redemption of Shares" in the Prospectus for the sales charge on quantity purchases.

    LETTER OF INTENT: The reduced sales charges are also applicable to the aggregate amount of purchases made by a purchaser within a 13-month period pursuant to a written Letter of Intent provided to the Distributor that (i) does not legally bind the signer to purchase any set number of shares and (ii) provides for the holding in escrow by the Administrator of 5% of the amount purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to recover the difference between the sales charge imposed under the Letter of Intent and the sales charge that would have otherwise been imposed.


    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by a Fund may be automatically invested in shares of another Fund if shares of that Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Funds and consider the differences in objectives and policies before making any investment.



    REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of the Fund has a one-time right to reinvest the redemption proceeds in shares of a Fund at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.



    EXCHANGE PRIVILEGE: Some or all of the Fund's Class D shares for which payment has been received (I.E., an established account), may be exchanged for Class D shares of other portfolios of SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Institutional Managed Trust ("SEI Funds"). Exchanges are made at net asset value plus any applicable sales charge. SEI Funds' portfolios that are not money market portfolios currently impose a sales charge on Class D shares. A shareholder who exchanges into one of these "non-money market" portfolios will have to pay a sales charge on any portion of the exchanged Class D shares for which he or she has not previously paid a sales charge. If a shareholder has paid a sales charge on Class D shares, no additional sales charge will be assessed when he or she exchanges those Class D shares for other Class D shares. If a shareholder buys Class D shares of a "non-money market" fund and receives a sales load waiver, he or she will be deemed to have paid the sales load for purposes of this exchange privilege. In calculating any sales charge payable on an exchange transaction, the SEI Funds will assume that the first shares a shareholder exchanges are those on which he or she has already paid a sales charge. Sales charge waivers may also be available under certain circumstances, as described in the Prospectuses. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    A shareholder may exchange the shares of the Fund's Class D shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares.



    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of the Fund (the "Old Fund") to be exchanged and the purchase at net asset value (I.E., without a sales charge) of the shares of the other Funds (the "New Funds"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds, and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a shareholder's Exchange Request to the Fund subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.


                                     TAXES

QUALIFICATION AS A RIC

    The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement. New legislation, as well as administrative or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.


    In order to qualify for treatment as a regulated investment company ("RIC") under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers of which the Fund owns at least 20% of the voting power of such issuers.



    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 90% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs.

    The use of hedging strategies, such as entering into forward foreign currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies, and income from transactions in forward contracts that are directly related to a Fund's business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.



    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders.



    A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be long-term capital gain or loss if the holding period for the shares exceeds one year, and otherwise will be short-term gain or loss. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held six months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion or undistributed capital gain with respect to such shares.



    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.



    With respect to investments in STRIPS, TR's, TIGR's, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.


STATE TAXES


    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their tax advisors regarding the state and local tax consequences of investments in a Fund.


FOREIGN TAXES


    Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.



                             PORTFOLIO TRANSACTIONS



    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.


    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser or sub-advisers may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Advisers or sub-advisers under the Advisory Agreement and Sub-Advisory Agreements, and the expenses of the Advisers and sub-advisers will not necessarily be reduced as a result of the receipt of such supplemental information. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio performance evaluation and technical market analyses. Such services are used by the Advisers or sub-advisers in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to the fund or account generating the brokerage.


    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, each Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.



    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.



    For the fiscal period ended September 30, 1998, the Funds paid the following brokerage fees:



                                                                                        % TOTAL                       TOTAL $
                                                      TOTAL $ AMOUNT    % OF TOTAL      BROKERED       TOTAL $       AMOUNT OF
                                     TOTAL $ AMOUNT    OF BROKERAGE     BROKERAGE     TRANSACTIONS    AMOUNT OF      BROKERAGE
                                      OF BROKERAGE     COMMISSIONS     COMMISSIONS      EFFECTED       BROKERED     COMMISSIONS
                                       COMMISSION        PAID TO         PAID TO        THROUGH      TRANSACTIONS    PAID FOR
                                      PAID IN 1998    AFFILIATES IN     AFFILIATES     AFFILIATES    FOR RESEARCH   RESEARCH IN
FUND                                     (000)          1998 (000)       IN 1998        IN 1998        IN 1998         1998
-----------------------------------  --------------   --------------   ------------   ------------   ------------   -----------
International Equity Fund..........    $  --             $--             --   %         --   %       $   --          $ --
Emerging Markets Equity Fund.......    $  --             $--             --   %         --   %       $   --          $ --
International Fixed Income Fund....    $  --             $--             --   %         --   %       $   --          $ --
Emerging Markets Debt
  Fund.............................    $  --             $--             --   %         --   %       $   --          $ --



    For the fiscal years ended February 28, 1997 and February 28, 1998, the Funds paid the following brokerage fees:



                                                                       TOTAL $ AMOUNT   TOTAL $ AMOUNT
                                     TOTAL $ AMOUNT   TOTAL $ AMOUNT    OF BROKERAGE     OF BROKERAGE
                                      OF BROKERAGE     OF BROKERAGE     COMMISSIONS      COMMISSIONS
                                      COMMISSIONS      COMMISSIONS        PAID TO          PAID TO
                                      PAID IN 1997     PAID IN 1998    AFFILIATES IN    AFFILIATES IN
FUND                                     (000)            (000)          1997 (000)       1998 (000)
-----------------------------------  --------------   --------------   --------------   --------------
International Equity Fund..........    $    2,320                         $    383
Emerging Markets Equity Fund.......    $    1,812                         $     86
International Fixed Income Fund....    $        0                         $      0
Emerging Markets Debt Fund.........       *                                 *


------------------------


*   Not in operation during such period.



    For the fiscal years ended February 28, 1997 and February 28, 1998, and for the fiscal period ended September 30, 1998, Class D Shareholders paid the following sales charges:



                                                                                      DOLLAR AMOUNT OF
                                                      DOLLAR AMOUNT OF               CHARGES RETAINED BY
                                                           CHARGES                     THE DISTRIBUTOR
                                               -------------------------------  -----------------------------
FUND                                              1997      1998       1998       1997      1998      1998
---------------------------------------------  ----------  -------  ----------  ---------  -------  ---------
International Equity Fund--Class D...........  $    3,103  $        $           $     342  $        $



    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Advisers may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The portfolio turnover rate for each Fund for the fiscal year ended February 28, 1998 and the fiscal period ended September 30, 1998 was as follows:



                                                                                                TURNOVER RATE
                                                                                    -------------------------------------
FUND                                                                                  FEBRUARY 1998      SEPTEMBER 1998
----------------------------------------------------------------------------------  -----------------  ------------------
International Equity Fund.........................................................            --%                  %
Emerging Markets Equity Fund......................................................            --%                  %
International Fixed Income Fund...................................................            --%                  %
Emerging Markets Debt Fund........................................................            --%                  %


------------------------

*   Not in operation during such period.

                             DESCRIPTION OF SHARES


    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.


                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                     VOTING


    Where the Prospectuses for the Funds or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.


                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of January 1, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers.



INTERNATIONAL EQUITY FUND:



                              NAME AND ADDRESS                                 NUMBER OF SHARES   PERCENT OF FUNDS
-----------------------------------------------------------------------------  -----------------  -----------------
                               ..............................................



INTERNATIONAL FIXED INCOME FUND:



                              NAME AND ADDRESS                                 NUMBER OF SHARES   PERCENT OF FUNDS
-----------------------------------------------------------------------------  -----------------  -----------------
                               ..............................................



EMERGING MARKETS EQUITY FUND:



                              NAME AND ADDRESS                                 NUMBER OF SHARES   PERCENT OF FUNDS
-----------------------------------------------------------------------------  -----------------  -----------------
                               ..............................................



EMERGING MARKETS DEBT FUND:



                              NAME AND ADDRESS                                 NUMBER OF SHARES   PERCENT OF FUNDS
-----------------------------------------------------------------------------  -----------------  -----------------
                               ..............................................



                                    EXPERTS


                                    COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

                APPENDIX--DESCRIPTION OF CORPORATE BOND RATINGS



                          MOODY'S RATINGS DEFINITIONS



LONG TERM



Aaa        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
           Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa        Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B          Bonds which are rated B generally lack characteristics of the desirable investment.
           Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa        Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



                     STANDARD & POOR'S RATINGS DEFINITIONS



    A Standard & Poor's corporate or municipal debt rating is a current assessment of creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.



    The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:



    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.



    (2) The obligation's nature and provisions.



    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditor's rights.



    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.



LONG-TERM



INVESTMENT GRADE



AAA        Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA         Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A          Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB        Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



SPECULATIVE GRADE



    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.



BB         Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
           'BBB-' rating.

B          Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC        Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-'
           rating.

CC         The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C          The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payment are continued.

CI         Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D          Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.



    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



c          The letter 'C' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p          The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L          The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.


------------------------


*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.



N.R. Not rated.



    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.



    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt ratings. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

    NOTE: The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.



                FITCH INVESTOR SERVICES INC. RATINGS DEFINITIONS



LONG-TERM



AAA        Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an
           AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA         Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A          Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB        Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB         Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B          Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC        Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC         Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C          Bonds are in imminent default in payment of interest or principal.

DDD        Bonds are in default on interest and/or principal payments. Such bonds are extremely
DD         speculative and should be valued on the basis of their ultimate recovery value in
D          liquidation or reorganization of the obligor. 'DDD' represents the lowest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

    PLUS (+) MINUS (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA', 'DDD', 'DD', or 'D' categories.



                   DUFF AND PHELPS, INC. RATINGS DEFINITIONS



AAA        Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+        High credit quality. Protection factors are strong. Risk is modest but may vary
AA-        slightly from time to time because of economic conditions.

A+         Protection factors are average but adequate. However, risk factors are more variable
A-         and greater in periods of economic stress.

BBB+       Below average protection factors but still considered sufficient for prudent
BBB-       investment. Considerable variability in risk during economic cycles.

BB+        Below investment grade but deemed likely to meet obligations when due. Present or
BB         prospective financial protection factors fluctuate according to industry conditions
BB-        or company fortunes. Overall quality may move up or down frequently within this category.

B+         Below investment grade and possessing risk that obligations will not be met when
B          due. Financial protection factors will fluctuate widely according to economic
B-         cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC        Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP         Preferred stock with dividend arrearages.



                        IBCA LIMITED RATINGS DEFINITIONS



AAA        Obligations rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA         Obligations for which there is a very low expectation of investment risk are rated
           AA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

A          Bonds rated A are obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB        Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB         Bonds rated BB are obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Bonds rated B are obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

B          Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

CCC        Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

CC         Obligations which are highly speculative or which have a high risk of default.

C          Obligations which are currently in default.



    NOTES: "+" or "-" may be appended to a rating to denote relative status within major rating categories.



    Ratings of BB and below are assigned where it is considered that speculative characteristics are present.



                     THOMSON BANKWATCH RATINGS DEFINITIONS



AAA        Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA         Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A          Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB        Bonds rated BBB indicate an acceptable capacity to repay principal and interest.
           Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BB         While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B          Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

CCC        Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC         "CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D          Default



    Ratings in the Long-Term Debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

                           PART C: OTHER INFORMATION


Item 23.  EXHIBITS:



(a) Agreement and Declaration of Trust dated June 28, 1988 as originally filed with Registrant's Registration Statement on Form N-1A (File
          No. 33-22821) filed with the Securities and Exchange Commission
          ("SEC") on June 30, 1988, is incorporated herein by reference to
          Exhibit 1 of Post-Effective Amendment No. 23, filed with the SEC on
          June 23, 1997.
(b)(1) By-Laws as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on June 30,
          1988, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 22, filed with the SEC on April 8,
          1997.
(b)(2) Amended By-Laws are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 22 to Registrant's Registration
          Statement on Form N-1A (File No. 33-22821), filed with the SEC on
          April 8, 1997.
(c)     Not Applicable
(d)(1)  Investment Advisory Agreement between Registrant and Brinson Partners,
          Inc. dated June 5, 1991 as originally filed as Exhibit (5)(b) to Post-Effective Amendment No. 6 to Registrant's Registration
          Statement on Form N-1A (File No. 33-22821), filed with the SEC on
          May 16, 1991, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 22, filed with the SEC on April 8,
          1997.
(d)(2)  Investment Advisory Agreement between Registrant and Strategic Fixed
          Income, L.L.C. dated June 15, 1993 as originally filed as Exhibit
          (5)(c) to Post-Effective Amendment No. 9 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on March 31, 1993, is incorporated herein by reference to
          Exhibit 5(b) of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
(d)(3)  Investment Advisory Agreement between Registrant and Morgan Grenfell
          Investment Services Ltd. dated April 25, 1994 as originally filed as
          Exhibit (5)(e) to Post-Effective Amendment No. 16 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on May 2, 1994, is incorporated herein by reference to
          Exhibit 5(c) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
(d)(4)  Investment Advisory Agreement between Registrant and Schroder Capital
          Management International Limited dated April 25, 1994 as originally filed as Exhibit (5)(f) to Post-Effective Amendment No. 16 to
          Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on May 2, 1994, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
(d)(5)  Investment Advisory Agreement between Registrant and SEI Investments
          Management Corporation ("SIMC") dated December 16, 1994 incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No.
          25 and to Exhibit (5)(g) of Post-Effective Amendment No. 19 to
          Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 28, 1995.
(d)(6)  Investment Advisory Agreement between Registrant and Strategic Fixed
          Income, L.L.C. dated April 25, 1994, as previously filed as Exhibit
          (5)(h) to Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to
          Exhibit 5(f) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.

(d)(7)  Investment Sub-Advisory Agreement between Registrant and Morgan
          Grenfell Investment Services Ltd. dated March 25, 1996, previously filed as Exhibit (5)(i) to Post-Effective Amendment No. 19 to
          Registrant's Registration Statement on For N-1A (File No. 33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
(d)(8)  Investment Sub-Advisory Agreement between Registrant and Schroder
          Capital Management International Limited dated December 14, 1995 previously filed as Exhibit (5)(j) to Post-Effective Amendment No.
          19 to Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No.
          22, filed with the SEC on April 8, 1997.
(d)(9)  Investment Sub-Advisory Agreement between Registrant and Montgomery
          Asset Management, LLC dated December 21, 1994 incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 25 and to
          Exhibit (5)(k) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
(d)(10) Investment Sub-Advisory Agreement between Registrant and Acadian Asset
          Management, Inc. dated December 16, 1994 incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 25 and to
          Exhibit (5)(l) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
(d)(11) Investment Sub-Advisory Agreement between Registrant and WorldInvest
          Limited dated December 16, 1994 incorporated herein by reference to
          Exhibit 5(k) of Post-Effective Amendment No. 25 and to Exhibit
          (5)(m) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
(d)(12) Investment Sub-Advisory Agreement between SIMC and Schroder Capital
          Management International Limited incorporated herein by reference to
          Exhibit 5(l) of Post-Effective Amendment No. 25 and to Exhibit
          (5)(n) of Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 25, 1996.
(d)(13) Investment Sub-Advisory Agreement between SIMC and Morgan Grenfell
          Investment Services Limited incorporated herein by reference to
          Exhibit 5(m) of Post-Effective Amendment No. 25 and to Exhibit
          (5)(o) of Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 25, 1996.
(d)(14) Investment Sub-Advisory Agreement between SIMC and Coronation Asset
          Management (Proprietary) Limited dated September 30, 1996 is incorporated herein by reference to Exhibit 5(n) of Post-Effective
          Amendment No. 22 to Registrant's Registration Statement on Form N-1A
          (File No. 33-22821), filed with the SEC on April 8, 1997.
(d)(15) Investment Sub-Advisory Agreement between SIMC and Parametric
          Portfolio Associates dated September 11, 1996 is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 22 to
          Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 8, 1997.

(d)(16) Investment Sub-Advisory Agreement between SIMC and Farrell Wako Global
          Investment Management, Inc. dated June 14, 1996 is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No.
          22 to Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 8, 1997.
(d)(17) Investment Sub-Advisory Agreement between SIMC and Lazard London
          International Investment Management Limited dated December 30, 1996 is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No. 22 to Registrant's Registration
          Statement on Form N-1A (File No. 33-22821), filed with the SEC on
          April 8, 1997.
(d)(18) Investment Sub-Advisory Agreement between SIMC and Seligman Henderson
          Co. dated June 14, 1996 is incorporated herein by reference to
          Exhibit 5(r) of Post-Effective Amendment No. 22 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
(d)(19) Investment Sub-Advisory Agreement between SIMC and SG Pacific Asset
          Management Inc. and SGY Asset Management (Singapore) Limited
          (formerly "Yamaichi Capital Management/Yamaichi Capital Management
          (Singapore) Limited") dated June 14, 1996 is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 22 to
          Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 8, 1997.
(d)(20) Investment Advisory Agreement between Registrant and Acadian Asset
          Management, Inc. dated November 7, 1994 is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 22 to
          Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 8, 1997.
(d)(21) Investment Advisory Agreement between Registrant and World Invest
          Limited dated November 7, 1994 is incorporated herein by reference to Exhibit 5(u) of Post-Effective Amendment No. 22 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
(d)(22) Investment Advisory Agreement between SIMC and Credit Suisse Asset
          Management dated December 15, 1997 is incorporated by reference to
          Exhibit 5(v) of Registrant's Registration Statement on Form N-1A
          (File No. 33-22821) filed with the SEC on June 29, 1998.
(d)(23) Investment Advisory Agreement between SIMC and Montgomery Asset
          Management, LLC dated July 31, 1997 is incorporated by reference to
          Exhibit 5(w) of Registrant's Registration Statement on Form N-1A
          (File No. 33-22821) filed with the SEC on June 29, 1998.
(d)(24) Investment Advisory Agreement between SIMC and Capital Guardian Trust
          Company dated June 29, 1998 is filed herewith.
(d)(25) Investment Advisory Agreement between SIMC and Scottish Widows
          Investment Management Limited dated March 23, 1998 is incorporated by reference to Exhibit 5(y) of Registrant's Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on June 29,
          1998.
(d)(26) Investment Advisory Agreement between SIMC and SG Pacific Asset
          Management, Inc., SG Yamaichi Asset Management Co., Ltd. and SGY
          Asset Management (Singapore) Limited dated March 23, 1998 is filed herewith.
(d)(27) Investment Advisory Agreement between SIMC and SG Pacific Asset
          Management, Inc. and SGY Asset Management (Singapore) Ltd. dated
          March 23, 1998 is filed herewith.

(d)(28) Investment Advisory Agreement between SIMC and Morgan Stanley Asset
          Management Inc. dated September 15, 1998 is filed herewith.
(d)(29) Investment Advisory Agreement between SIMC and Nicholas Applegate
          Capital Management dated September 10, 1998 is filed herewith.
(e)     Distribution Agreement between Registrant and SEI Investments
          Distribution Co. as originally filed with Pre-Effective Amendment
          No. 1 to Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
(f)     Not Applicable
(g)(1)  Custodian Agreement between Registrant and State Street Bank and Trust
          Company as originally filed as Exhibit (8) to Post-Effective
          Amendment No. 1 to Registrant's Registration Statement on Form N-1A
          (File No. 33-22821), filed with the SEC on September 16, 1988, is incorporated herein by reference to Exhibit 8(a) of Post-Effective
          Amendment No. 23, filed with the SEC on June 23, 1997.
(g)(2)  Custodian Agreement between Registrant and The Chase Manhattan Bank,
          N.A. as originally filed as Exhibit (8)(c) to Post-Effective
          Amendment No. 9 to Registrant's Registration Statement on Form N-1A
          (File No. 33-22821), filed with the SEC on March 31, 1993, is incorporated herein by reference to Exhibit 8(b) of Post-Effective
          Amendment No. 23, filed with the SEC on June 23, 1997.
(h)(1) Management Agreement between Registrant and SIMC as originally filed as Exhibit (5)(a) to Pre-Effective Amendment No. 1 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to
          Exhibit 9(a) of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
(h)(2) Schedule C to Management Agreement between Registrant and SIMC adding the International Fixed Income Portfolio as originally filed as Exhibit (5)(d) to Post-Effective Amendment No. 10 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on June 28, 1993, is incorporated herein by reference to
          Exhibit 9(b) of Post-Effective Amendment No. 22 filed with the SEC on April 8, 1997.
(h)(3)  Consent to Assignment and Assumption Agreement between SIMC and SEI
          Fund Management dated May 31, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to Exhibit 9(c) of
          Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 8, 1997.
(i)     Opinion and Consent of Counsel as originally filed with Pre-Effective
          Amendment No. 1 to Registrant's Registration Statement on Form N-1A
          (File No. 33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to Exhibit 10 of Post-Effective
          Amendment No. 22 filed with the SEC on April 8, 1997.
(j)     Not Applicable
(k)     Not Applicable
(l)     Not Applicable
(m)(1)  Distribution Plan (Class D) as originally filed with Post-Effective
          Amendment No. 10 to Registrant's Registration Statement on Form N-1A
          (File No. 33-22821), filed with the SEC on June 28, 1993, is incorporated herein by reference to Exhibit 15(a) of Post-Effective
          Amendment No. 22 filed with the SEC on April 8, 1997.

(m)(2) Distribution Plan (Core International Equity Portfolio Class A) as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on June 29, 1993, is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No.
          23, filed with the SEC on June 23, 1997.
(m)(3) Distribution Plan (International Fixed Income Portfolio) as originally filed with Post-Effective Amendment No. 11 to Registrant's
          Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on June 29, 1993, is incorporated herein by reference to
          Exhibit 15(c) of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
(m)(4) Amended and Restated Distribution Plan is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 22 to
          Registrant's Registration Statement on Form N-1A (File No.
          33-22821), filed with the SEC on April 8, 1997.
(m)(5) Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 22 to Registrant's Registration
          Statement on Form N-1A (File No. 33-22821), filed with the SEC on
          April 8, 1997.
(n)     Not Applicable.
(o)(1) Rule 18f-3 Multiple Class Plan as originally filed as Exhibit (15)(d) to Registrant's Registration Statement on Form N-14 (File No.
          33-65361), filed with the SEC on December 22, 1995, is incorporated herein by reference to Exhibit 18(a) of Post-Effective Amendment No.
          22 filed with the SEC on April 8, 1997.
(o)(2) Amendment No. 1 to Rule 18f-3 Plan relating to Class A and Class D shares is incorporated herein by reference to Exhibit 18(b) of Post-Effective Amendment No. 22 to Registrant's Registration
          Statement on Form N-1A (File No. 33-22821), filed with the SEC on
          April 8, 1997.
(p)     Powers of Attorney for Robert A. Nesher, William M. Doran, Mark E.
          Nagle, F. Wendell Gooch, George J. Sullivan, Jr., James M. Storey, and Edward D. Loughlin are filed herewith.



Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


    See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.


Item 25.  INDEMNIFICATION:


    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:


ACADIAN ASSET MANAGEMENT, INC.


    Acadian Asset Management, Inc. ("Acadian") is a sub-adviser for the Registrant's International Equity Fund. The principal address of Acadian is Two International Place, 26th Floor, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Gary Leonard Bergstrom                                 --                                    --
President, Treasurer, Director

Ronald Dickson Frashure                                --                                    --
Executive V.P., Director

Matthew Vassar Pierce                                  --                                    --
Senior V.P., Chief Compliance
Officer

Barry Bennett White                   Foley, Hoag & Eliot                   Partner
Clerk


CAPITAL GUARDIAN TRUST COMPANY


    Capital Guardian Trust Company ("Capital Guardian") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Capital Guardian is 333 South Hope Street, Los Angeles, California 91171. Capital Guardian is a California trust company and is exempt from registration under the Advisers Act.


       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Michael D. Beckman                                     --                                    --
Senior Vice President,
Treasurer & Director

David I. Fisher                       The Capital Group                     Chairman
Chairman of the Board and             Companies, Inc.
Member of the Executive Committee

William H. Hurt                       Capital Strategy Research, Inc.       Chairman
Chairman of the Board,
Senior Vice President & Director

Robert G. Kirby                       The Capital Group Partners L.P.       Senior Partner
Director

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Nancy J. Kyle                                          --                                    --
Senior Vice President-International,
Director & Member of the Executive
Committee

Karin L. Larson                       Capital Guardian Research Company     President, Director of Research &
Director                                                                    Board member

                                      Capital Research International        President, Director of Research &
                                                                            Board member

                                      The Capital Group Companies, Inc.     Director

D. James Martin                       Capital Guardian Research Company     Senior Vice President & Director
Director

John McHwraith                        Capital International Limited         Director & Senior Vice President
Senior Vice President-
International & Director

James R. Mulally                      Capital Guardian Research Company     Director & Vice President
Senior Vice President,
Director and Chairman of the
Fixed-Income Subcommittee

                                      Capital International Limited         Senior Vice President

Jason M. Pilalas                      Capital Guardian Research Company     Senior Vice President & Director
Director

Robert Ronus                          Capital Research International        Chairman of the Board
President & Director                  Capital International S.A. and        Senior Vice President
                                      Capital International Limited

Theodore R. Samuels                   Capital Guardian Research Company     Director
Senior Vice President & Director

John H. Selter                        Capital Group International, Inc.     Senior Vice President
Executive Vice President & Director

                                      Capital Group Companies, Inc.         Vice President

Eugene P. Stein                                        --                                    --
Executive Vice President,
Director & Chairman of Investment
Committee

CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED


    Coronation Asset Management (Proprietary) Limited ("Coronation") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Coronation is 80 Strand Street, Cape Town, South Africa 8001. Coronation is a sub-adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
David L. Barnes                                        --                                    --
Director

Hugh Richard Broadhurst                                --                                    --
Director

Marthia H. Brenzel                                     --                                    --
Director

Philio Leon Campher                                    --                                    --
Managing Director (President)

Michielse Matthys du Toit                              --                                    --
Managing Director

Anthony John Gibson                                    --                                    --
Director

Bruce Meredith Ilsley                 Sage Life                             Managing Director
Director

Robin I. Marsden                      Sage Life Holdings                    Executive Director of Investments
Director

Gavan Mark Ryan                                        --                                    --
Chairman & Director

John Ashley Snalam                                     --                                    --
Financial Manager/Compliance Officer

Louis Francois Stassen                                 --                                    --
Investment Manager


CREDIT SUISSE ASSET MANAGEMENT LIMITED


    Credit Suisse Asset Management Limited ("Credit Suisse") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Credit Suisse is Beaufort House, 15 St. Botolph Street, London, EC3A 7JJ. Credit Suisse is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Jonathan W. Brooke                                     --                                    --
Director-Investment Management

David Maxwell Collins                                  --                                    --
Compliance Officer

Neil D. Gregson                                        --                                    --
Director-Investment Management

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
William Arthur Kendrick Edmonds                                                              --
Company Secretary

Harjeet Heer
Director-Investment Management

Heinz Hofmann                         Credis International Fund Holding     Chief Executive
Managing Director                     Ltd.

Beatrice Hannah Millicent Hollond                      --                                    --
Managing Director

Stephanie E. Howard                                    --                                    --
Director-Investment Management

Robert Warren Jenkins                                  --                                    --
Chief Operating Officer

Ramesh Lakshman                                        --                                    --
Director-Investment Management

Patricia Jeanne Maxwell-Arnot
Managing Director

Stephen John Maynard                                   --                                    --
Finance Director

Mark Julian Morris                                     --                                    --
Director-Investment Management

William Charles Mott                                   --                                    --
Managing Director

Robert John Parker                    CS First Boston Investment            Director
Chief Executive                       Management Corporation

William Wallace Priest, Jr.           BEA Associates                        CEO/Executive Director/Exec
Managing Director                                                           Comm/Portfolio Manager

Dilip Krishna Rasgotra                                 --                                    --
Managing Director

Emanuele Stefano Ravano                                --                                    --
Director-Investment Management

Winifred Robbins                                       --                                    --
Director-Investment Management

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------

William Paul Sterling          BEA Associates                 Managing Director/portfolio
Managing Director                                             Manager

Stephen Maxwell Swift                       --                             --
Managing Director

Timothy Torrey Taussig         BEA Associates                 Executive Director/Executive
Managing Director                                             Committee

Dominic Wallington                          --                             --
Director-Investment
Management

Heinrich Hans Wegman           Credit Suisse Asset            Chief Executive
Managing Director              Management

Glenn Wellman                               --                             --
Managing Director



MORGAN STANLEY ASSET MANAGEMENT INC.



    Morgan Stanley Asset Management Inc. ("Morgan Stanley") is a sub-adviser for the Registrant's Emerging Market Equity Fund. The principal business address of Morgan Stanley is 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley is an investment adviser registered under the Adviser Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Barton Michael Biggs                  Morgan Stanley Asset Management Ltd.  Chairman & Director
Chairman/Director

                                      Morgan Stanley & Co. Incorporated     Managing Director

                                      Morgan Stanley Group Inc.             Director

Peter Andros Nadosy                   Morgan Stanley Asset Management Ltd.  Director
Vice Chairman/Director

                                      Morgan Stanley & Co. Incorporated     Director

Gordon Spotswood Gray                 Morgan Stanley Asset Managment Ltd.   Director
Director/Managing Director

                                      Morgan Stanley & Co. Incorporated     Managing Director

Dennis Garfield Sherva                Morgan Stanley & Co. Incorporated     Managing Director
Director/Managing Director

James Michael Allwin                  Morgan Stanley & Co. Incorporated     Managing Director
President, Director/Managing
Director

                                      Morgan Stanley Realty Inc.            President

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Harold James Schaff, Jr.              Morgan Stanley & Co. Incorporated     Principal
General Counsel, Principal

Donald Patrick Ryan                                    --                                    --
Compliance Officer, Vice President

John R. Alkire                        Morgan Stanley Asset & Investment     Managing Director
Managing Director                     Trust Management Co., Limited

                                      Morgan Stanley & Co. Incorporated     Managing Director

Peter Dominic Caldecott               Morgan Stanley Asset Management,      Managing Director
Managing Director                     Ltd.

                                      Morgan Stanley International          Vice President & Investment Manager

Ean Wah Chin                          Morgan Stanley Asset Management       Managing Director
Managing Director                     Singapore Limited

                                      Morgan Stanley & Co. Incorporated     Managing Director

David Martin Darst                    Morgan Stanley & Co. Incorporated     Managing Director
Managing Director

Madhay Dhar                           Morgan Stanley & Co. Incorporated     Managing Director
Managing Director

Kurt Andrew Feuerman                  Morgan Stanley & Co. Incorporated     Managing Director
Managing Director

Paul Ghaffari                         Morgan Stanley & Co., Inc.            Vice President
Managing Director

Robert L. Meyer                                        --                                    --
Managing Director

Russell Christopher Platt             Morgan Stanley & Co. Incorporated     Managing Director
Managing Director

Vinod Sethi                           Morgan Stanley & Co. Incorporated     Managing Director
Managing Director

Eileen K. Murray                      Morgan Stanley & Co. Incorporated     Treasurer & Managing Director
Treasurer

Marna C. Whittington                  Miller Anderson & Sherrerd LLP        Exec. Committee Member
COO & Managing Director

Richard Brown Worley                  Miller Anderson & Sherrerd, LLP       Executive Committee Member
Portfolio Manager

                                      MAS Fund Distribution, Inc.           Registered Representative

                                      Morgan Stanley & Co. Incorporated     Managing Director

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT



    Nicholas-Applegate Capital Management ("Nicholas-Applegate") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, CA 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Thomas E. Bleakley                                     --                                    --
Limited Partner of LP

Mark J. Correnti                                       --                                    --
Limited Partner of LP

Laura Stanley DeMarco                                  --                                    --
Limited Partner of LP

Andrew B. Gallagher                   Nicholas-Applegate Capital            Partner, Portfolio Manager,
Limited Partner of LP                 Management                            Institutional Equity Management

Richard E. Graf                                        --                                    --
Limited Partner of LP

Peter J. Johnson                                       --                                    --
Limited Partner of LP

Jill B. Jordan                                         --                                    --
Limited Partner of LP

John J. Kane                                           --                                    --
Limited Partner of LP

James E. Kellerman                                     --                                    --
Limited Partner of LP

George C. Kenney                                       --                                    --
Limited Partner of LP

Pedro V. Marcal                                        --                                    --
Limited Partner of LP

James T. McComsey                                      --                                    --
Limited Partner of LP

Edward B. Moore, Jr.                                   --                                    --
Limited Partner of LP

Arthur E. Nicholas                    Nicholas-Applegate Securities         President, Chairman
Managing Partner

                                      Nicholas-Applegate Capital            Chairman, Dir. of Gen Partner, CIO
                                      Management

Thomas Pindelski                                       --                                    --
Limited Partner of LP

John R. Pipkin                                         --                                    --
Limited Partner of LP

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Frederick S. Robertson                Nicholas-Applegate Capital            Partner, CIO/Fixed Income
Limited Partner of LP                 Management

Catherine C. Somhegyi                 Nicholas-Applegate Capital            CIO, Global Equity Management,
Limited Partner of LP                 Management                            Partner, and Portfolio Manager

Lawrence S. Speidell                                   --                                    --
Limited Partner of LP

Todd L. Spillane                                       --                                    --
Director of Compliance

James W. Szabo                                         --                                    --
Limited Partner of LP

Nicholas-Applegate Global Holding                      --                                    --
Co. LP
Limited Partner

Nicholas-Applegate Capital                             --                                    --
Management Holdings LP
General Partner of GL. Holding &
NACM

Nicholas-Applegate Capital                             --                                    --
Management Holdings Inc.
General Partner of General Partner

Nicholas-Applegate Capital                             --                                    --
Management, Inc.
Limited Partner of Limited Partner


PARAMETRIC PORTFOLIO ASSOCIATES


    Parametric Portfolio Associates ("Parametric") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Parametric is 701 Fifth Avenue, Suite 7310, Seattle, WA 98104. Parametric is a sub-adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Parametric Management, Inc.                            --                                    --
General Partner

PIMCO Advisors, LP                                     --                                    --
General Partner to Applicant

PIMCO Advisors Holding LP                              --                                    --
General Partner to PALP

PIMCO Partners G.P.                                    --                                    --
General Partner of PALP & PAHLP

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
PIMCO Partners LLC                                     --                                    --
General Partner of PIMCO GP

Thompson Advisory Group, Inc.                          --                                    --
Limited Partner of PALP



SALOMON BROTHERS ASSET MANAGEMENT INC.



    Salomon Brothers Asset Management Inc. ("SBAM") is the sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal address of SBAM is 7 World Trade Center, New York, New York 10048. SBAM is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Andrew T. Alter                                        --                                    --
Assistant Secretary

Howard M. Darmstadter                 Travelers Group, Inc.                 Assistant General Counsel
Assistant Secretary

Noel B. Daugherty                     Salomon Brothers, Inc.                Legal Assistant
Assistant Secretary

Vilas V. Gadkari                      Salomon Brothers Asset Management     Managing Director & Chief Investment
Director                              Limited                               Officer

                                      Salomon Brothers, Inc.                Managing Director

Michael S. Hyland, Jr.                Salomon Brothers, Inc.                Managing Director
President/Managing Director

                                      Salomon Brothers Asset                Director, Chairman
                                      Management Limited

Thomas W. Jasper
Treasurer

Alan M. Mandel                        Salomon Brothers, Inc.                Director
Vice President-Chief Operating
Officer-Portfolios

Marcus A. Peckman                     Salomon Brothers, Inc.                Director
Vice President-Chief Financial
Officer

Michael F. Rosenbaum                  Salomon Brothers Asset                Chief Legal Officer
Chief Legal Officer                   Management Limited

                                      Salomon Brothers Asia Pacific         Chief Legal Officer
                                      Limited

                                      The Travelers Group Inc.              Corporate Secretary

Mitchel E. Schulman                   Salomon Brothers, Inc.                Director/COO Portfolios
Director-Chief Operating
Officer-Portfolios

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Zachary Snow                          Salomon Brothers, Inc.                Managing Director
Secretary


SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED


    Scottish Widows Investment Management Limited ("Scottish Widows") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Scottish Widows is P.O. Box 17036, 69 Morrison Street, Edinburgh EH3 8YF, Scotland. Scottish Widows is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
James Hendry Glass                    Scottish Widows and Life Assurance                     --
Group Compliance Manager              Society

William Hill Main                     Scottish Widows and Life Assurance                     --
Director                              Society

Allan MacLeod McKenzie                Scottish Widows and Life Assurance                     --
Director                              Society

Albert Bernard Morillo                Scottish Widows and Life Assurance                     --
Director                              Society

Michael Edwin Pearson                 Scottish Widows and Life Assurance                     --
Secretary                             Society

David Cowan Ritchie                   Scottish Widows and Life Assurance                     --
Executive Chairman                    Society

William Leslie Robb                   Scottish Widows and Life Assurance                     --
Managing Director                     Society

Michael David Ross                    Scottish Widows and Life Assurance                     --
Director                              Society

Newton Scott                          Scottish Widows and Life Assurance                     --
Director                              Society


SEI INVESTMENTS MANAGEMENT CORPORATION


    SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's International Equity, Emerging Markets Equity and Emerging Markets Debt Fund. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Henry H. Greer                        SEI Investments Company               President
President, COO, Director

Maryeva Schmitt Kindelan              SEI Investments Company               Director of Advisory Services
Director of Advisory Services

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Richard B. Lieb                       SEI Financial Management Corporation  Executive Vice President
Executive Vice President

                                      SEI Investments Corporation           Executive Vice President

Edward D. Loughlin                    SEI Financial Management Corporation  Executive Vice President
Executive Vice President

                                      SEI Investments Corporation           Executive Vice President

Sandra K. Orlow                       SEI Financial Management Corporation  CCO, Vice President and Asst.
CCO, Vice President & Asst.                                                 Secretary

                                      SEI Investments Company               Vice President and Asst. Secretary

Kevin P. Robins                       SEI Investments Company               General Counsel
General Counsel, Sr. VP & Secretary

Carmen V. Romeo                       SEI Investments Company               Executive VP
Executive VP, Director & CFO

Alfred P. West, Jr.                   SEI Investments Company               Chairman and CEO
Chairman, CEO, Director



SG PACIFIC ASSET MANAGEMENT, INC.



    SG Pacific Asset Management, Inc. ("SG Pacific") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Fund. The principal business address of SG Pacific is 30 Wall Street, 8th Floor, New York, New York 10005. SG Pacific is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Masatada Honmura                      Yamaichi International Capital        Investment Advisor
Director                              Management

Yoichi Kataoka                                         --                                    --
President, Director


SGY ASSET MANAGEMENT (SINGAPORE) LIMITED


    SGY Asset Management (Singapore) Limited ("SGY") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Fund. The principal address of SGY is 138 Robinson Road #13-01/05, Hong Leong Center, Singapore, 068906. SGY is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Yukihiro Yamaguchi                                     --                                    --
Managing Director

Marco Sau Kwan Wong                                    --                                    --
Director & Portfolio Manager

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Winson Kwan Ming Fong                                  --                                    --
Director & Portfolio Manager


SG YAMAICHI ASSET MANAGEMENT CO., LTD.


    SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of SG Yamaichi is 5-1. Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan. SG Yamaichi is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Masatada Hommura                                       --                                    --
President

Hiroo Takaishi                                         --                                    --
Executive Vice President

Katsumi Deguchi                                        --                                    --
Executive Vice President

Michael Fromaget                                       --                                    --
Executive Vice President

Yoshio Okiyama                                         --                                    --
Senior Managing Director

Masami Fukuoka                                         --                                    --
Managing Director

Naoshi Saito                                           --                                    --
Managing Director

Shigeharu Shiraishi                                    --                                    --
Managing Director

Tatsuo Nakajima                                        --                                    --
Managing Director

Toshihisa Takahashi                                    --                                    --
Director

Kunihiko Iwase                                         --                                    --
Director

Teijiro Yamada                                         --                                    --
Director

Yoichi Kataoka                        SG Pacific Asset Management           President
Director

Christian d'Allset                    Societe Genrerale Asset Management    Head of International Network
Director

Kazuo Ohnuma                                           --                                    --
Auditor

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Tomoko Sasahara                                        --                                    --
Auditor

Mamoru Saito                                           --                                    --
Compliance Officer



STRATEGIC FIXED INCOME, L.L.C.



    Strategic Fixed Income, L.L.C. ("Strategic") is the adviser for the Registrant's International Fixed Income Fund. The principal business address of Strategic is 1001 Nineteenth Street North, 16th Floor, Arlington, Virginia 22209. Strategic is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
GML Corporation (GML)                                  --                                    --
G.P. of Ltd. Partner

Gobi Investment, Inc.                                  --                                    --
General Partner

Strategic Investment Management                        --                                    --
(SIM) Limited Partner

Kenneth A. Windheim                                    --                                    --
President, CIO, Managing Director



Item 27.  PRINCIPAL UNDERWRITERS:



    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:



SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc.                                          March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Monitor Funds                                             January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
TIP Institutional Funds                                   January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
The Parkstone Group of Funds                              September 14, 1998



    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Mark J. Held                     President & Chief Operating Officer                                --

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President &
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

S. Courtney E. Collier           Vice President & Assistant Secretary                               --

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Greg Gettinger                   Vice President & Assistant Secretary                               --

Kathy Heilig                     Vice President                                          Vice President &
                                                                                           Assistant Secretary

Jeff Jacobs                      Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                          Controller and Chief
                                                                                           Financial Officer

Joanne Nelson                    Vice President                                                     --

Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Secretary                              Vice President &
                                                                                           Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Lynda J. Striegel                Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --



Item 28.  LOCATION OF ACCOUNTS AND RECORDS:


    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios' Custodian:

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4);
     (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
     31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's
    Advisers:

           SEI Investments Management Corporation
           Oaks, PA 19456

           Acadian Asset Management, Inc.
           Two International Place, 26th Floor
           Boston, MA 02110

           Capital Guardian Trust Company
           333 South Hope Street
           Los Angeles, CA 90071

           Coronation Asset Management (Proprietary) Limited
           80 Strand Street
           Cape Town, South Africa, 8001

           Credit Suisse Asset Management Limited
           Beaufort House
           15 St. Botolph Street
           London, EC3A 7JJ


           Morgan Stanley Asset Management
           1221 Avenue of the Americas
           New York, NY 10020



           Nicholas-Applegate Capital Management
           600 West Broadway, Suite 2900
           San Diego, CA 92101


           Parametric Portfolio Associates
           701 Fifth Avenue, Suite 7310
           Seattle, WA 98104

           Salomon Brothers Asset Management, Inc.
           30 Wall Street, 8th Floor
           New York, New York 10005

           Scottish Widows Investment Management Limited
           P.O. Box 17036
           69 Morrison Street
           Edinburgh EH3 8YF, Scotland


           SG Pacific Asset Management, Inc.
           30 Wall Street, 8th Floor
           Suite 9828
           New York, New York 10005

           SGY Asset Management (Singapore) Limited
           138 Robinson Road, #13-01/05
           Hong Leong Centre
           Singapore, 068906

           SG Yamaichi Asset Management Co., Ltd.
           5-1 Nihombashi, Kabutocho
           Chuo-Ku, Tokyo 103, Japan


           Strategic Fixed Income, L.L.C.
           1001 Nineteenth Street North, 17th Floor
           Arlington, VA 22209



Item 29.  MANAGEMENT SERVICES:


    None.


Item 30.  UNDERTAKINGS:



    None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 26 to Registration Statement No. 33-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Oaks, Commonwealth of Pennsylvania on the 20th day of November, 1998.


                                SEI INSTITUTIONAL INTERNATIONAL TRUST

                                By              /s/ EDWARD LOUGHLIN
                                     -----------------------------------------
                                                  Edward Loughlin,
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


              *
------------------------------  Trustee                      November 20, 1998
       William M. Doran

              *
------------------------------  Trustee                      November 20, 1998
       F. Wendell Gooch

              *
------------------------------  Trustee                      November 20, 1998
       Frank E. Morris

              *
------------------------------  Trustee                      November 20, 1998
       Robert A. Nesher

              *
------------------------------  Trustee                      November 20, 1998
       James M. Storey

              *
------------------------------  Trustee                      November 20, 1998
   George J. Sullivan, Jr.

    /s/ EDWARD D. LOUGHLIN
------------------------------  President & Chief            November 20, 1998
      Edward D. Loughlin          Executive Officer

      /s/ MARK E. NAGLE
------------------------------  Controller & Chief           November 20, 1998
        Mark E. Nagle             Financial Officer




*By      /s/ EDWARD LOUGHLIN
      -------------------------
           Edward Loughlin
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


     EXHIBITS:
--------------------
EX-99.B(a)            Agreement and Declaration of Trust dated June 28, 1988 as originally filed with
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821) filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(b)(1)         By-Laws as originally filed with Registrant's Registration Statement on Form N-1A
                        (File No. 33-22821) filed with the SEC on June 30, 1988, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(b)(2)         Amended By-Laws are incorporated herein by reference to Exhibit 2(a) of
                        Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(c)            Not Applicable
EX-99.B(d)(1)         Investment Advisory Agreement between Registrant and Brinson Partners, Inc. dated
                        June 5, 1991 as originally filed as Exhibit (5)(b) to Post-Effective Amendment
                        No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-22821),
                        filed with the SEC on May 16, 1991, is incorporated herein by reference to
                        Exhibit 5(a) of Post-Effective Amendment No. 22, filed with the SEC on April 8,
                        1997.
EX-99.B(d)(2)         Investment Advisory Agreement between Registrant and Strategic Fixed Income, L.L.C.
                        dated June 15, 1993 as originally filed as Exhibit (5)(c) to Post-Effective
                        Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No.
                        33-22821), filed with the SEC on March 31, 1993, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(d)(3)         Investment Advisory Agreement between Registrant and Morgan Grenfell Investment
                        Services Ltd. dated April 25, 1994 as originally filed as Exhibit (5)(e) to
                        Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on May 2, 1994, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(d)(4)         Investment Advisory Agreement between Registrant and Schroder Capital Management
                        International Limited dated April 25, 1994 as originally filed as Exhibit (5)(f)
                        to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on May 2, 1994, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(d)(5)         Investment Advisory Agreement between Registrant and SEI Investments Management
                        Corporation ("SIMC") dated December 16, 1994 incorporated herein by reference to
                        Exhibit 5(e) of Post-Effective Amendment No. 25 and to Exhibit (5)(g) of
                        Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.

     EXHIBITS:
--------------------
EX-99.B(d)(6)         Investment Advisory Agreement between Registrant and Strategic Fixed Income, L.L.C.
                        dated April 25, 1994, previously filed as Exhibit (5)(h) to Post-Effective
                        Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No.
                        33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(d)(7)         Investment Sub-Advisory Agreement between Registrant and Morgan Grenfell Investment
                        Services Ltd. dated March 25, 1996, previously filed as Exhibit (5)(i) to
                        Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(d)(8)         Investment Sub-Advisory Agreement between Registrant and Schroder Capital
                        Management International Limited dated December 14, 1995, previously filed as
                        Exhibit (5) (j) to Post-Effective Amendment No. 19 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment
                        No. 22, filed with the SEC on April 8, 1997.
EX-99.B(d)(9)         Investment Sub-Advisory Agreement between Registrant and Montgomery Asset
                        Management, LLC dated December 21, 1994 incorporated herein by reference to
                        Exhibit 5(i) of Post-Effective Amendment No. 25 and to Exhibit (5)(k) of
                        Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
EX-99.B(d)(10)        Investment Sub-Advisory Agreement between Registrant and Acadian Asset Management,
                        Inc. dated December 16, 1994 incorporated herein by reference to Exhibit 5(j) of
                        Post-Effective Amendment No. 25 and to Exhibit (5)(l) of Post-Effective Amendment
                        No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-22821),
                        filed with the SEC on April 28, 1995.
EX-99.B(d)(11)        Investment Sub-Advisory Agreement between Registrant and WorldInvest Limited dated
                        December 16, 1994 incorporated herein by reference to Exhibit 5(k) of
                        Post-Effective Amendment No. 25 and to Exhibit (5)(m) of Post-Effective Amendment
                        No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-22821),
                        filed with the SEC on April 28, 1995.
EX-99.B(d)(12)        Investment Sub-Advisory Agreement between SIMC and Schroder Capital Management
                        International Limited incorporated herein by reference as to Exhibit 5(l) of
                        Post-Effective Amendment No. 25 and to Exhibit (5)(n) of Registrant's
                        Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on
                        April 25, 1996.
EX-99.B(d)(13)        Investment Sub-Advisory Agreement between SIMC and Morgan Grenfell Investment
                        Services Limited incorporated herein by reference to Exhibit 5(m) of
                        Post-Effective Amendment No. 25 and to Exhibit (5)(o) of Registrant's
                        Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on
                        April 25, 1996.
EX-99.B(d)(14)        Investment Sub-Advisory Agreement between SIMC and Coronation Asset Management
                        (Proprietary) Limited dated September 30, 1996 is incorporated herein by reference to Exhibit 5(n) of Post-Effective Amendment No. 22 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on
                        April 8, 1997.

     EXHIBITS:
--------------------
EX-99.B(d)(15)        Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates dated September 11, 1996 is incorporated herein by reference to Exhibit 5(o) of
                        Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(d)(16)        Investment Sub-Advisory Agreement between SIMC and Farrell Wako Global Investment
                        Management, Inc. dated June 14, 1996 is incorporated herein by reference to
                        Exhibit 5(p) of Post-Effective Amendment No. 22 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(d)(17)        Investment Sub-Advisory Agreement between SIMC and Lazard London International
                        Investment Management Limited dated December 30, 1996 is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No. 22 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on
                        April 8, 1997.
EX-99.B(d)(18)        Investment Sub-Advisory Agreement between SIMC and Seligman Henderson Co. dated
                        June 14, 1996 is incorporated herein by reference to Exhibit 5(r) of
                        Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(d)(19)        Investment Sub-Advisory Agreement between SIMC and SG Pacific Asset Management,
                        Inc. and SGY Asset Management (Singapore) Limited (formerly, "Yamaichi Capital
                        Management/Yamaichi Capital Management (Singapore) Limited") dated June 14, 1996 is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment
                        No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-22821),
                        filed with the SEC on April 8, 1997.
EX-99.B(d)(20)        Investment Advisory Agreement between Registrant and Acadian Asset Management, Inc.
                        dated November 7, 1994 is incorporated herein by reference to Exhibit 5(t) of
                        Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(d)(21)        Investment Advisory Agreement between Registrant and WorldInvest Limited dated
                        November 7, 1994 is incorporated herein by reference to Exhibit 5(u) of
                        Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(d)(22)        Investment Advisory Agreement between SIMC and Credit Suisse Asset Management dated
                        December 15, 1997 incorporated by reference to Exhibit 5(v) of Registrant's
                        Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on
                        June 29, 1998.
EX-99.B(d)(23)        Investment Advisory Agreement between SIMC and Montgomery Asset Management, LLC dated July 31, 1997 incorporated by reference to Exhibit 5(w) of Registrant's
                        Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on
                        June 29, 1998.
EX-99.B(d)(24)        Investment Advisory Agreement between SIMC and Capital Guardian Trust Company dated
                        June 29, 1998 is filed herewith.
EX-99.B(d)(25)        Investment Advisory Agreement between SIMC and Scottish Widows Investment Limited dated March 23, 1998 incorporated by reference to Exhibit 5(y) of Registrant's
                        Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on
                        June 29, 1998.

     EXHIBITS:
--------------------
EX-99.B(d)(26)        Investment Advisory Agreement between SIMC and SG Pacific Asset Management, Inc.,
                        SG Yamaichi Asset Management Co., Ltd. and SGY Asset Management (Singapore)
                        Limited, dated March 23, 1998, is filed herewith.
EX-99.B(d)(27)        Investment Advisory Agreement between SIMC and SG Pacific Asset Management, Inc.
                        and SGY Asset Management Ltd. dated March 23, 1998, is filed herewith.
EX-99.B(d)(28)        Investment Advisory Agreement between SIMC and Morgan Stanley Asset Management,
                        Inc. dated September 15, 1998, is filed herewith.
EX-99.B(d)(29)        Investment Advisory Agreement between SIMC and Nicholas Applegate Capital
                        Management dated September 10, 1998, is filed herewith.
EX-99.B(e)            Distribution Agreement between Registrant and SEI Investments Distribution Co. as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-22821), filed with the SEC on August 30,
                        1988, is incorporated herein by reference to Exhibit 6 of Post-Effective
                        Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(f)            Not Applicable
EX-99.B(g)(1)         Custodian Agreement between Registrant and State Street Bank and Trust Company as
                        originally filed as Exhibit (8) to Post-Effective Amendment No. 1 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on
                        September 16, 1988, is incorporated herein by reference to Exhibit 8(a) of
                        Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(g)(2)         Custodian Agreement between Registrant and The Chase Manhattan Bank, N.A. as originally filed as Exhibit (8)(c) to Post-Effective Amendment No. 9 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on March 31, 1993, is incorporated herein by reference to Exhibit 8(b) of
                        Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(h)(1)         Management Agreement between Registrant and SIMC as originally filed as Exhibit
                        (5)(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No.
                        23, filed with the SEC on June 23, 1997.
EX-99.B(h)(2)         Schedule C to Management Agreement between Registrant and SIMC adding the
                        International Fixed Income Portfolio as originally filed as Exhibit (5)(d) to
                        Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on June 28, 1993, is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(h)(3)         Consent to Assignment and Assumption Agreement between SIMC and SEI Fund Management dated May 31, 1996 is incorporated herein by reference to Exhibit 9(c) of
                        Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(i)            Opinion and Consent of Counsel as originally filed with Pre-Effective Amendment No.
                        1 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to Exhibit
                        10 of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.

     EXHIBITS:
--------------------
EX-99.B(j)            Not Applicable
EX-99.B(k)            Not Applicable
EX-99.B(l)            Not Applicable
EX-99.B(m)(1)         Distribution Plan (Class D) as originally filed with Post-Effective Amendment No.
                        10 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on June 28, 1993, is incorporated herein by reference to Exhibit
                        15(a) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(m)(2)         Distribution Plan (Core International Equity Portfolio Class A) as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-22821), filed with the SEC on June 29, 1993, is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No.
                        23, filed with the SEC on June 23, 1997.
EX-99.B(m)(3)         Distribution Plan (International Fixed Income Portfolio) as originally filed with
                        Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on June 29, 1993, is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(m)(4)         Amended and Restated Distribution Plan is incorporated herein by reference to
                        Post-Effective Amendment No. 22 to Exhibit 15(d) of Registrant's Registration
                        Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(m)(5)         Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No.
                        22 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(o)(1)         Rule 18f-3 Multiple Class Plan as originally filed as Exhibit (15)(d) to
                        Registrant's Registration Statement on Form N-14 (File No. 33-65361), filed with the SEC on December 22, 1995, is incorporated herein by reference to Exhibit
                        18(a) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(o)(2)         Amendment No. 1 to Rule 18f-3 Plan relating to Class A and Class D shares is incorporated herein by reference to Exhibit 18(b) of Post-Effective Amendment No.
                        22 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(p)            Powers of Attorney for Robert A. Nesher, William M. Doran, Mark E. Nagle, F.
                        Wendell Gooch, George J. Sullivan, Jr., James M. Storey, and Edward Loughlin are
                        filed herewith.